Pioneer Multi-Asset Ultrashort Income Fund
Schedule of Investments  |  June 30, 2024

A: MAFRX	C: MCFRX	C2: MAUCX	K: MAUKX	Y: MYFRX

Schedule of Investments  |  6/30/24
(unaudited)
Principal Amount USD ($)		Value
	UNAFFILIATED ISSUERS — 101.9%
	Senior Secured Floating Rate Loan Interests — 2.1% of Net Assets*(a)
	Advertising Sales — 0.0%†
245,481	Clear Channel Outdoor Holdings, Inc., 2024 Refinancing Term Loan, 9.458% (Term SOFR + 400 bps), 8/21/28	$ 246,182
1,156,732	Outfront Media Capital LLC (Outfront Media Capital Corp.), Extended Term Loan, 7.094% (Term SOFR + 175 bps), 11/18/26	1,157,817
	Total Advertising Sales	$1,403,999

	Advertising Services — 0.0%†
731,250	Dotdash Meredith, Inc., Term B Loan, 9.429% (Term SOFR + 400 bps), 12/1/28	$ 732,469
	Total Advertising Services	$732,469

	Aerospace & Defense — 0.0%†
1,360,937	ADS Tactical, Inc., Initial Term Loan, 13.25% (Term SOFR + 575 bps), 3/19/26	$ 1,366,041
	Total Aerospace & Defense	$1,366,041

	Airlines — 0.0%†
1,266,667	AAdvantage Loyality IP, Ltd. (American Airlines, Inc.), Initial Term Loan, 10.336% (Term SOFR + 475 bps), 4/20/28	$ 1,309,812
	Total Airlines	$1,309,812

	Auto Parts & Equipment — 0.0%†
481,920	IXS Holdings, Inc., Initial Term Loan, 9.697% (Term SOFR + 425 bps), 3/5/27	$ 469,872
	Total Auto Parts & Equipment	$469,872

	Auto-Truck Trailers — 0.0%†
1,466,250	Novae LLC, Tranche B Term Loan, 10.498% (Term SOFR + 500 bps), 12/22/28	$ 1,466,861
	Total Auto-Truck Trailers	$1,466,861

	Batteries/Battery Systems — 0.0%†
520,000	Energizer Holdings, Inc., 2024 Refinancing Term Loan, 7.344% (Term SOFR + 200 bps), 12/22/27	$ 522,275
	Total Batteries/Battery Systems	$522,275

1Pioneer Multi-Asset Ultrashort Income Fund | 6/30/24

Principal Amount USD ($)		Value
	Beverages — 0.0%†
995,000	Triton Water Holdings, Inc., 2024 First Lien Incremental Term Loan, 9.335% (Term SOFR + 400 bps), 3/31/28	$ 998,835
	Total Beverages	$998,835

	Building & Construction — 0.1%
3,636,447	Service Logic Acquisition, Inc., First Lien Closing Date Initial Term Loan, 9.591% (Term SOFR + 400 bps), 10/29/27	$ 3,654,629
	Total Building & Construction	$3,654,629

	Building & Construction Products — 0.0%†
483,750	Cornerstone Building Brands, Inc., Tranche B Term Loan, 8.679% (Term SOFR + 325 bps), 4/12/28	$ 473,038
	Total Building & Construction Products	$473,038

	Building & Construction Products — 0.0%†
488,650	LHS Borrower LLC, Initial Term Loan, 10.194% (Term SOFR + 475 bps), 2/16/29	$ 463,607
	Total Building & Construction Products	$463,607

	Building Production — 0.0%†
503,738	Summit Materials LLC, Term B-2 Loan, 7.799% (Term SOFR + 250 bps), 1/12/29	$ 507,641
	Total Building Production	$507,641

	Building Production — 0.0%†
495,016	Koppers Inc., Incremental Term B-1 Loan, 8.34% (Term SOFR + 300 bps), 4/10/30	$ 498,728
	Total Building Production	$498,728

	Cable & Satellite Television — 0.1%
2,901,015	Charter Communications Operating LLC, Term B-2 Loan, 7.052% (Term SOFR + 175 bps), 2/1/27	$ 2,902,086
1,518,450	DIRECTV Financing LLC, 2024 Refinancing Term B Loan, 10.709% (Term SOFR + 525 bps), 8/2/29	1,513,325
975,000	Radiate Holdco LLC, Amendment No. 6 Term B Loan, 8.708% (Term SOFR + 325 bps), 9/25/26	793,650
1,025,000	Virgin Media Bristol LLC, Facility Q, 8.693% (Term SOFR + 325 bps), 1/31/29	981,677
	Total Cable & Satellite Television	$6,190,738

Pioneer Multi-Asset Ultrashort Income Fund | 6/30/242

Schedule of Investments  |  6/30/24
(unaudited) (continued)
Principal Amount USD ($)		Value
	Casino Services — 0.0%†
1,019,445	Caesars Entertainment, Inc., Incremental Term B1 Loan, 8.097% (Term SOFR + 275 bps), 2/6/31	$ 1,021,083
	Total Casino Services	$1,021,083

	Cellular Telecom — 0.0%†
1,218,750	Xplore Inc., First Lien Refinancing Term Loan, 9.596% (Term SOFR + 400 bps), 10/2/28	$ 208,254
	Total Cellular Telecom	$208,254

	Chemicals-Diversified — 0.1%
358,991	INEOS Quattro Holdings UK Ltd., 2026 Tranche B Dollar Term Loan, 8.208% (Term SOFR + 275 bps), 1/29/26	$ 359,350
822,937	Ineos Quattro Holdings UK Ltd., 2029 Tranche B Dollar Term Loan, 9.694% (Term SOFR + 425 bps), 4/2/29	822,937
1,750,000	Ineos US Finance LLC, 2031 Dollar Term Loan, 9.094% (Term SOFR + 375 bps), 2/7/31	1,753,008
	Total Chemicals-Diversified	$2,935,295

	Chemicals-Specialty — 0.1%
2,477,196	Mativ Holdings, Inc., Term B Loan, 9.208% (Term SOFR + 375 bps), 4/20/28	$ 2,474,099
904,188	Olympus Water US Holding Corp., Initial Dollar Term Loan, 9.087% (Term SOFR + 375 bps), 11/9/28	907,264
368,152	Olympus Water US Holding Corp., Term B-5 Dollar Loan, 8.848% (Term SOFR + 350 bps), 6/20/31	369,245
1,719,380	Tronox Finance LLC, First Lien Refinancing Term Loan, 7.958% (Term SOFR + 250 bps), 3/10/28	1,724,539
	Total Chemicals-Specialty	$5,475,147

	Commercial Services — 0.1%
2,510,000	PG Polaris Bidco S.a.r.l., Initial Term Loan, 8.835% (Term SOFR + 350 bps), 3/26/31	$ 2,529,216
464,313	Pre-Paid Legal Services, Inc., First Lien Initial Term Loan, 9.208% (Term SOFR + 375 bps), 12/15/28	464,603
1,739,772	Trans Union LLC, 2019 Replacement Term B-5 Loan, 7.087% (Term SOFR + 175 bps), 11/16/26	1,742,055
748,125	Vestis Corp., Term B-1 Loan, 7.577% (Term SOFR + 225 bps), 2/22/31	745,475
	Total Commercial Services	$5,481,349

3Pioneer Multi-Asset Ultrashort Income Fund | 6/30/24

Principal Amount USD ($)		Value
	Computer Services — 0.1%
1,750,000	Ahead DB Holdings LLC, 2024 First Lien Incremental Term Loan, 9.585% (Term SOFR + 425 bps), 2/1/31	$ 1,757,501
910,900	MAG DS Corp., Initial Term Loan, 10.934% (Term SOFR + 550 bps), 4/1/27	838,028
	Total Computer Services	$2,595,529

	Computer Software — 0.0%†
488,750	Cornerstone OnDemand, Inc., First Lien Initial Term Loan, 9.208% (Term SOFR + 375 bps), 10/16/28	$ 462,785
	Total Computer Software	$462,785

	Containers-Paper & Plastic — 0.1%
2,557,864	Berry Global, Inc., Term AA Loan, 7.191% (Term SOFR + 175 bps), 7/1/29	$ 2,562,292
	Total Containers-Paper & Plastic	$2,562,292

	Cruise Lines — 0.0%†
808,824	Carnival Corp., 2024 Term Loan Repricing Advance , 8.094% (Term SOFR + 275 bps), 8/8/27	$ 813,374
	Total Cruise Lines	$813,374

	Data Processing & Management — 0.0%†
1,028,830	Iron Mountain Information Management LLC, Amendment No.1 Incremental Term B Loan, 7.594% (Term SOFR + 225 bps), 1/31/31	$ 1,027,973
	Total Data Processing & Management	$1,027,973

	Diagnostic Equipment — 0.0%†
1,450,150	Curia Global, Inc., First Lien 2021 Term Loan, 9.18% (Term SOFR + 375 bps), 8/30/26	$ 1,369,485
	Total Diagnostic Equipment	$1,369,485

	Direct Marketing — 0.0%†
575,441	Red Ventures LLC (New Imagitas, Inc.), First Lien Term B-4 Loan, 8.344% (Term SOFR + 300 bps), 3/3/30	$ 569,867
	Total Direct Marketing	$569,867

	Disposable Medical Products — 0.0%†
890,432	Medline Borrower LP, Refinancing Term Loan, 8.094% (Term SOFR + 275 bps), 10/23/28	$ 893,557
900,000	Sotera Health Holdings LLC, 2024 Refinancing Term Loan, 8.594% (Term SOFR + 325 bps), 5/30/31	898,875
	Total Disposable Medical Products	$1,792,432

Pioneer Multi-Asset Ultrashort Income Fund | 6/30/244

Schedule of Investments  |  6/30/24
(unaudited) (continued)
Principal Amount USD ($)		Value
	Distribution & Wholesale — 0.0%†
1,825,980	Windsor Holdings III LLC, 2024 Dollar Refinancing Term B Loan, 9.339% (Term SOFR + 400 bps), 8/1/30	$ 1,840,588
	Total Distribution & Wholesale	$1,840,588

	Electric-Generation — 0.0%†
885,955	Eastern Power LLC (Eastern Covert Midco LLC), Term Loan, 9.208% (Term SOFR + 375 bps), 10/2/25	$ 878,572
430,309	Generation Bridge Northeast LLC, Term Loan B, 8.844% (Term SOFR + 350 bps), 8/22/29	433,536
544,274	Vistra Operations Company LLC, 2018 Incremental Term Loan, 7.344% (Term SOFR + 200 bps), 12/20/30	546,102
	Total Electric-Generation	$1,858,210

	Enterprise Software & Services — 0.1%
2,100,000	Dayforce, Inc., Initial Term Loan, 7.844% (Term SOFR + 250 bps), 3/3/31	$ 2,106,562
	Total Enterprise Software & Services	$2,106,562

	Entertainment Software — 0.0%†
824,500	Playtika Holding Corp., Term B-1 Loan, 8.208% (Term SOFR + 275 bps), 3/13/28	$ 825,445
	Total Entertainment Software	$825,445

	Finance-Investment Banker — 0.1%
1,439,608	Citadel Securities LP, Term Loan, 7.594% (Term SOFR + 225 bps), 7/29/30	$ 1,445,231
919,125	Hudson River Trading LLC, Term Loan, 8.459% (Term SOFR + 300 bps), 3/20/28	919,890
3,422,268	Jane Street Group LLC, 2024 Repricing Term Loan, 7.958% (Term SOFR + 250 bps), 1/26/28	3,424,407
	Total Finance-Investment Banker	$5,789,528

	Finance-Leasing Company — 0.1%
1,326,607	Avolon TLB Borrower 1 (US) LLC, Term B-4 Loan, 6.939% (Term SOFR + 150 bps), 2/12/27	$ 1,328,330
1,213,194	Avolon TLB Borrower 1 (US) LLC, Term B-6 Loan, 7.339% (Term SOFR + 200 bps), 6/22/28	1,216,365
1,498,382	Castlelake Aviation One Designated Activity Co., 2023 Incremental Term Loan, 8.089% (Term SOFR + 275 bps), 10/22/27	1,503,220
	Total Finance-Leasing Company	$4,047,915

5Pioneer Multi-Asset Ultrashort Income Fund | 6/30/24

Principal Amount USD ($)		Value
	Food-Wholesale & Distributions — 0.0%†
739,167	US Foods, Inc. (aka U.S. Foodservice, Inc.), Incremental B-2019 Term Loan, 7.458% (Term SOFR + 200 bps), 9/13/26	$ 741,977
	Total Food-Wholesale & Distributions	$741,977

	Footwear & Related Apparel — 0.0%†
1,027,500	Crocs, Inc., 2024 Refinancing Term Loan, 7.585% (Term SOFR + 225 bps), 2/20/29	$ 1,035,848
	Total Footwear & Related Apparel	$1,035,848

	Gambling (Non-Hotel) — 0.1%
2,760,842	Bally's Corp., Term B Facility Loan, 8.836% (Term SOFR + 325 bps), 10/2/28	$ 2,625,820
1,368,125	Flutter Entertainment Plc, Term B Loan, 7.585% (Term SOFR + 225 bps), 11/25/30	1,370,519
	Total Gambling (Non-Hotel)	$3,996,339

	Hotels & Motels — 0.0%†
997,500	Hilton Grand Vacations Borrower LLC, Amendment No. 4 Term Loan, 8.094% (Term SOFR + 275 bps), 1/17/31	$ 999,163
1,000,000	Marriott Ownership Resorts, Inc., 2024 Incremental Term Loan, 7.594% (Term SOFR + 225 bps), 4/1/31	1,005,000
	Total Hotels & Motels	$2,004,163

	Independent Power Producer — 0.0%†
429,000	EFS Cogen Holdings I LLC, Term B Advance, 9.096% (Term SOFR + 350 bps), 10/1/27	$ 431,026
	Total Independent Power Producer	$431,026

	Insurance Brokers — 0.1%
2,418,937	HIG Finance 2 Ltd., 2024 Dollar Term Loan, 8.844% (Term SOFR + 350 bps), 2/15/31	$ 2,427,000
	Total Insurance Brokers	$2,427,000

	Internet Content — 0.1%
2,060,652	MH Sub I LLC (Micro Holding Corp.), 2023 May Incremental First Lien Term Loan, 9.594% (Term SOFR + 425 bps), 5/3/28	$ 2,061,472
	Total Internet Content	$2,061,472

Pioneer Multi-Asset Ultrashort Income Fund | 6/30/246

Schedule of Investments  |  6/30/24
(unaudited) (continued)
Principal Amount USD ($)		Value
	Internet Security — 0.0%†
651,667	Gen Digital Inc., Tranche B-1 Term Loan, 7.094% (Term SOFR + 175 bps), 9/12/29	$ 650,038
	Total Internet Security	$650,038

	Investment Management & Advisory Services — 0.1%
972,500	Edelman Financial Engines Center LLC, 2024 Refinancing Term Loan, 8.594% (Term SOFR + 325 bps), 4/7/28	$ 974,856
1,523,668	Russell Investments US Institutional Holdco, Inc., 2027 Term Loan, 10.33% (Term SOFR + 500 bps), 5/30/27	1,361,778
728,408	Victory Capital Holdings, Inc., Tranche B-2 Term Loan, 7.652% (Term SOFR + 225 bps), 7/1/26	729,698
	Total Investment Management & Advisory Services	$3,066,332

	Medical Diagnostic Imaging — 0.0%†
1,243,622	US Radiology Specialists, Inc. (US Outpatient Imaging Services, Inc.), Closing Date Term Loan, 10.735% (Term SOFR + 525 bps), 12/15/27	$ 1,249,193
	Total Medical Diagnostic Imaging	$1,249,193

	Medical Information Systems — 0.0%†
655,243	athenahealth Group, Inc., Initial Term Loan, 8.594% (Term SOFR + 325 bps), 2/15/29	$ 653,809
	Total Medical Information Systems	$653,809

	Medical Labs & Testing Services — 0.1%
2,975,288	Phoenix Guarantor Inc., First Lien Tranche B-4 Term Loan, 8.594% (Term SOFR + 325 bps), 2/21/31	$ 2,971,155
1,312,875	U.S. Anesthesia Partners, Inc., First Lien Initial Term Loan, 9.694% (Term SOFR + 425 bps), 10/1/28	1,264,190
	Total Medical Labs & Testing Services	$4,235,345

	Medical-Drugs — 0.0%†
800,000	Padagis LLC, Term B Loan, 10.313% (Term SOFR + 475 bps), 7/6/28	$ 784,000
	Total Medical-Drugs	$784,000

	Medical-Generic Drugs — 0.0%†
1,741,139	Perrigo Company Plc, Initial Term B Loan, 7.694% (Term SOFR + 225 bps), 4/20/29	$ 1,740,269
	Total Medical-Generic Drugs	$1,740,269

7Pioneer Multi-Asset Ultrashort Income Fund | 6/30/24

Principal Amount USD ($)		Value
	Medical-Hospitals — 0.0%†
891,800	EyeCare Partners LLC, Tranche B Term Loan, 10.037% (Term SOFR + 461 bps), 11/30/28	$ 551,801
974,990	Knight Health Holdings LLC, Term B Loan, 10.708% (Term SOFR + 525 bps), 12/23/28	469,824
	Total Medical-Hospitals	$1,021,625

	Office Automation & Equipment — 0.0%†
1,054,575	Pitney Bowes, Inc., Refinancing Tranche B Term Loan, 9.458% (Term SOFR + 400 bps), 3/17/28	$ 1,057,871
	Total Office Automation & Equipment	$1,057,871

	Pipelines — 0.1%
2,088,063	Buckeye Partners LP, 2024 Tranche B-4 Term Loan, 7.344% (Term SOFR + 200 bps), 11/22/30	$ 2,089,368
1,496,250	NGL Energy Operating LLC, Initial Term Loan, 9.844% (Term SOFR + 450 bps), 2/3/31	1,503,264
1,500,000	WhiteWater DBR Holdco LLC, Initial Term Loan, 8.084% (Term SOFR + 275 bps), 3/3/31	1,504,454
	Total Pipelines	$5,097,086

	Property & Casualty Insurance — 0.1%
2,615,280	Asurion LLC, New B-11 Term Loan, 9.694% (Term SOFR + 425 bps), 8/19/28	$ 2,601,387
1,155,436	Asurion LLC, New B-8 Term Loan, 8.709% (Term SOFR + 325 bps), 12/23/26	1,147,854
2,260,816	Asurion LLC, New B-9 Term Loan, 8.708% (Term SOFR + 325 bps), 7/31/27	2,226,904
	Total Property & Casualty Insurance	$5,976,145

	Protection-Safety — 0.0%†
1,755,600	Prime Security Services Borrower LLC, 2024 First Lien Refinancing Term B-1 Loan, 7.579% (Term SOFR + 225 bps), 10/13/30	$ 1,757,521
	Total Protection-Safety	$1,757,521

	Publishing — 0.0%†
982,500	Houghton Mifflin Harcourt Co., First Lien Term B Loan, 10.697% (Term SOFR + 525 bps), 4/9/29	$ 937,323
	Total Publishing	$937,323

	Racetracks — 0.0%†
483,750	Churchill Downs Inc., 2021 Incremental Term B Loan, 7.444% (Term SOFR + 200 bps), 3/17/28	$ 486,169
	Total Racetracks	$486,169

Pioneer Multi-Asset Ultrashort Income Fund | 6/30/248

Schedule of Investments  |  6/30/24
(unaudited) (continued)
Principal Amount USD ($)		Value
	Recreational Centers — 0.1%
2,214,737	Fitness International LLC, Term B Loan, 10.58% (Term SOFR + 525 bps), 2/12/29	$ 2,229,964
	Total Recreational Centers	$2,229,964

	Rental Auto & Equipment — 0.1%
1,915,579	Avis Budget Car Rental LLC, New Tranche B Term Loan, 7.208% (Term SOFR + 175 bps), 8/6/27	$ 1,899,617
1,995,000	United Rentals (North America), Inc., Restatement Term Loan, 7.094% (Term SOFR + 175 bps), 2/14/31	2,014,535
	Total Rental Auto & Equipment	$3,914,152

	Retail — 0.1%
1,128,750	Highline Aftermarket Acquisition LLC, First Lien Initial Term Loan, 9.944% (Term SOFR + 450 bps), 11/9/27	$ 1,136,275
938,382	Petco Health & Wellness Co., Inc., First Lien Initial Term Loan, 8.846% (Term SOFR + 325 bps), 3/3/28	868,590
729,375	PetSmart LLC, Initial Term Loan, 9.194% (Term SOFR + 375 bps), 2/11/28	728,138
727,991	RVR Dealership Holdings LLC, Term Loan, 9.194% (Term SOFR + 375 bps), 2/8/28	677,396
	Total Retail	$3,410,399

	Security Services — 0.1%
3,148,802	Allied Universal Holdco LLC (f/k/a USAGM Holdco LLC), Initial U.S. Dollar Term Loan, 9.194% (Term SOFR + 375 bps), 5/12/28	$ 3,141,126
1,496,193	Garda World Security Corp., Fourth Additional Term Loan, 9.594% (Term SOFR + 425 bps), 2/1/29	1,508,162
	Total Security Services	$4,649,288

	Telephone-Integrated — 0.0%†
933,606	Level 3 Financing, Inc., Term B-1, 11.904% (Term SOFR + 656 bps), 4/15/29	$ 916,489
933,605	Level 3 Financing, Inc., Term B-2, 11.904% (Term SOFR + 656 bps), 4/15/30	909,402
	Total Telephone-Integrated	$1,825,891

9Pioneer Multi-Asset Ultrashort Income Fund | 6/30/24

Principal Amount USD ($)		Value
	Transportation - Trucks — 0.0%†
1,458,750	Carriage Purchaser, Inc., Term B Loan, 9.708% (Term SOFR + 425 bps), 10/2/28	$ 1,462,093
	Total Transportation - Trucks	$1,462,093

	Total Senior Secured Floating Rate Loan Interests (Cost $123,519,688)	$121,743,996

	Asset Backed Securities — 30.2% of Net Assets
13,012(a)	321 Henderson Receivables I LLC, Series 2004-A, Class A1, 5.793% (1 Month Term SOFR + 46 bps), 9/15/45 (144A)	$ 12,958
261,831(a)	321 Henderson Receivables I LLC, Series 2006-2A, Class A1, 5.643% (1 Month Term SOFR + 31 bps), 6/15/41 (144A)	256,587
405,748(a)	321 Henderson Receivables I LLC, Series 2006-3A, Class A1, 5.643% (1 Month Term SOFR + 31 bps), 9/15/41 (144A)	394,960
702,922(a)	321 Henderson Receivables LLC, Series 2005-1A, Class A1, 5.673% (1 Month Term SOFR + 34 bps), 11/15/40 (144A)	696,314
2,958,334(a)	522 Funding CLO, Ltd., Series 2020-6A, Class X, 6.688% (3 Month Term SOFR + 136 bps), 10/23/34 (144A)	2,958,085
4,000,000(a)	ABPCI Direct Lending Fund CLO V Ltd., Series 2019-5A, Class CRR, 11.041% (3 Month Term SOFR + 575 bps), 1/20/36 (144A)	4,086,784
15,560,000(a)	ABPCI Direct Lending Fund CLO VI Ltd., Series 2019-6A, Class A2R, 7.575% (3 Month Term SOFR + 225 bps), 4/27/34 (144A)	15,563,439
4,905,065(a)	ABPCI Direct Lending Fund CLO X LP, Series 2020-10A, Class A1A, 7.536% (3 Month Term SOFR + 221 bps), 1/20/32 (144A)	4,928,594
2,005,000(a)	ABPCI Direct Lending Fund CLO X LP, Series 2020-10A, Class B1, 7.936% (3 Month Term SOFR + 261 bps), 1/20/32 (144A)	2,005,804
200,640	ACC Auto Trust, Series 2022-A, Class A, 4.58%, 7/15/26 (144A)	200,275
2,000,000	ACC Auto Trust, Series 2022-A, Class D, 10.07%, 3/15/29 (144A)	1,948,075
7,616,357	ACHM Mortgage Trust, Series 2024-HE1, Class A, 6.55%, 5/25/39 (144A)	7,694,173
1,762,563	ACHV ABS Trust, Series 2023-2PL, Class B, 6.88%, 5/20/30 (144A)	1,764,463
Pioneer Multi-Asset Ultrashort Income Fund | 6/30/2410

Schedule of Investments  |  6/30/24
(unaudited) (continued)
Principal Amount USD ($)		Value
	Asset Backed Securities — (continued)
806,859	ACHV ABS Trust, Series 2023-3PL, Class B, 7.17%, 8/19/30 (144A)	$ 809,687
459,236	ACHV ABS Trust, Series 2023-4CP, Class A, 6.81%, 11/25/30 (144A)	459,521
18,620,000	ACM Auto Trust, Series 2023-1A, Class C, 8.59%, 1/22/30 (144A)	18,729,197
9,128,363	ACM Auto Trust, Series 2024-1A, Class A, 7.71%, 1/21/31 (144A)	9,163,051
5,000,000	ACM Auto Trust, Series 2024-1A, Class B, 11.40%, 1/21/31 (144A)	5,135,034
7,167,079(a)	ACREC, Ltd., Series 2021-FL1, Class A, 6.596% (1 Month Term SOFR + 126 bps), 10/16/36 (144A)	7,142,611
16,728,778(a)	ACRES Commercial Realty, Ltd., Series 2021-FL2, Class A, 6.843% (1 Month Term SOFR + 151 bps), 1/15/37 (144A)	16,637,375
4,075,000	Affirm Asset Securitization Trust, Series 2023-A, Class 1B, 7.18%, 1/18/28 (144A)	4,102,935
3,468,101	Affirm Asset Securitization Trust, Series 2023-X1, Class A, 7.11%, 11/15/28 (144A)	3,480,656
10,580,000	Affirm Asset Securitization Trust, Series 2024-A, Class A, 5.61%, 2/15/29 (144A)	10,546,957
5,240,628	Affirm Asset Securitization Trust, Series 2024-X1, Class A, 6.27%, 5/15/29 (144A)	5,246,919
1,662,500(a)	Allegro CLO XIII, Ltd., Series 2021-1A, Class X, 6.586% (3 Month Term SOFR + 126 bps), 7/20/34 (144A)	1,658,289
1,708,333(a)	Allegro CLO XIV, Ltd., Series 2021-2A, Class X, 6.59% (3 Month Term SOFR + 126 bps), 10/15/34 (144A)	1,708,217
18,000,000	Alterna Funding III LLC, Series 2024-1A, Class A, 6.26%, 5/16/39 (144A)	18,027,506
10,825,000	American Credit Acceptance Receivables Trust, Series 2021-2, Class F, 3.73%, 1/13/28 (144A)	10,643,003
6,817,947	American Credit Acceptance Receivables Trust, Series 2022-3, Class C, 4.86%, 10/13/28 (144A)	6,800,598
5,230,000	American Credit Acceptance Receivables Trust, Series 2023-4, Class C, 6.99%, 9/12/30 (144A)	5,323,578
900,000	American Homes 4 Rent Trust, Series 2014-SFR3, Class C, 4.596%, 12/17/36 (144A)	892,381
3,552,000	American Homes 4 Rent Trust, Series 2014-SFR3, Class D, 5.04%, 12/17/36 (144A)	3,525,889
682,000	American Homes 4 Rent Trust, Series 2015-SFR1, Class E, 5.639%, 4/17/52 (144A)	678,335
5,778,000	American Homes 4 Rent Trust, Series 2015-SFR1, Class F, 5.885%, 4/17/52 (144A)	5,744,342
11Pioneer Multi-Asset Ultrashort Income Fund | 6/30/24

Principal Amount USD ($)		Value
	Asset Backed Securities — (continued)
1,044,000	American Homes 4 Rent Trust, Series 2015-SFR2, Class E, 6.07%, 10/17/52 (144A)	$ 1,039,366
2,550,824(a)	Americredit Automobile Receivables Trust, Series 2023-1, Class A2B, 6.063% (SOFR30A + 73 bps), 10/19/26	2,553,443
3,400(a)	Amortizing Residential Collateral Trust, Series 2002-BC5, Class M1, 6.495% (1 Month Term SOFR + 115 bps), 7/25/32	3,585
1,028,000	AMSR Trust, Series 2020-SFR1, Class F, 3.566%, 4/17/37 (144A)	1,002,983
1,750,000	Amur Equipment Finance Receivables IX LLC, Series 2021-1A, Class D, 2.30%, 11/22/27 (144A)	1,720,639
1,675,647	Aqua Finance Trust, Series 2019-A, Class A, 3.14%, 7/16/40 (144A)	1,591,937
2,049,887	Aqua Finance Trust, Series 2020-AA, Class A, 1.90%, 7/17/46 (144A)	1,898,786
3,571,100	Aqua Finance Trust, Series 2021-A, Class A, 1.54%, 7/17/46 (144A)	3,201,958
3,333,333(a)	Ares LVII CLO, Ltd., Series 2020-57A, Class XR, 6.585% (3 Month Term SOFR + 126 bps), 1/25/35 (144A)	3,333,167
1,000,000(a)	Ares XXXVR CLO, Ltd., Series 2015-35RA, Class C, 7.49% (3 Month Term SOFR + 216 bps), 7/15/30 (144A)	1,000,397
2,132,972	Arivo Acceptance Auto Loan Receivables Trust, Series 2022-1A, Class A, 3.93%, 5/15/28 (144A)	2,105,901
9,961,313	Arivo Acceptance Auto Loan Receivables Trust, Series 2024-1A, Class A, 6.46%, 4/17/28 (144A)	9,973,790
250,000(a)	ASSURANT CLO Ltd., Series 2018-2A, Class D, 8.436% (3 Month Term SOFR + 311 bps), 4/20/31 (144A)	248,833
7,791,121(a)	AUF Funding LLC, Series 2022-1A, Class A1LN, 7.825% (3 Month Term SOFR + 250 bps), 1/20/31 (144A)	7,792,313
3,250,000	Auxilior Term Funding LLC, Series 2023-1A, Class A2, 6.18%, 12/15/28 (144A)	3,264,120
1,600,000	Avid Automobile Receivables Trust, Series 2021-1, Class F, 5.16%, 10/16/28 (144A)	1,518,565
1,155,621	Avid Automobile Receivables Trust, Series 2023-1, Class A, 6.63%, 7/15/26 (144A)	1,156,285
3,000,000	Avid Automobile Receivables Trust, Series 2023-1, Class B, 7.12%, 3/15/27 (144A)	3,005,006
5,500,000(b)	B2R Mortgage Trust, Series 2015-2, Class E, 5.976%, 11/15/48 (144A)	5,403,512
Pioneer Multi-Asset Ultrashort Income Fund | 6/30/2412

Schedule of Investments  |  6/30/24
(unaudited) (continued)
Principal Amount USD ($)		Value
	Asset Backed Securities — (continued)
2,810,227(a)	Barings Middle Market CLO, Ltd., Series 2018-IA, Class A1, 7.12% (3 Month Term SOFR + 179 bps), 1/15/31 (144A)	$ 2,811,287
7,625,768(a)	Bayview Opportunity Master Fund VII LLC, Series 2024-CAR1, Class A, 6.435% (SOFR30A + 110 bps), 12/26/31 (144A)	7,649,958
1,794,298(a)	Bayview Opportunity Master Fund VII LLC, Series 2024-CAR1, Class C, 6.835% (SOFR30A + 150 bps), 12/26/31 (144A)	1,799,013
6,267,103(a)	Bayview Opportunity Master Fund VII LLC, Series 2024-EDU1, Class A, 6.785% (SOFR30A + 145 bps), 6/25/47 (144A)	6,289,080
2,833,347	Bayview Opportunity Master Fund VII Trust, Series 2024-CAR1F, Class A, 6.971%, 7/29/32 (144A)	2,840,303
94,355(a)	Bear Stearns Asset Backed Securities Trust, Series 2001-3, Class A1, 6.36% (1 Month Term SOFR + 101 bps), 10/27/32	93,404
455,938	BHG Securitization Trust, Series 2021-B, Class A, 0.90%, 10/17/34 (144A)	448,758
1,143,652	BHG Securitization Trust, Series 2022-C, Class A, 5.32%, 10/17/35 (144A)	1,141,615
4,095,397	BHG Securitization Trust, Series 2023-B, Class A, 6.92%, 12/17/36 (144A)	4,182,365
5,039,512	BHG Securitization Trust, Series 2024-1CON, Class A, 5.81%, 4/17/35 (144A)	5,056,014
552,138(a)	Black Diamond CLO, Ltd., Series 2017-1A, Class A1AR, 6.635% (3 Month Term SOFR + 131 bps), 4/24/29 (144A)	552,028
2,921,702	Blackbird Capital II Aircraft Lease, Ltd., Series 2021-1A, Class A, 2.443%, 7/15/46 (144A)	2,613,842
9,954,621	Blue Bridge Funding LLC, Series 2023-1A, Class A, 7.37%, 11/15/30 (144A)	9,993,787
648,804	BOF URSA VI Funding Trust I, Series 2023-CAR1, Class A2, 5.542%, 10/27/31 (144A)	645,665
1,421,320	BOF URSA VI Funding Trust I, Series 2023-CAR2, Class A2, 5.542%, 10/27/31 (144A)	1,415,949
3,156,611	BOF VII AL Funding Trust I, Series 2023-CAR3, Class A2, 6.291%, 7/26/32 (144A)	3,173,125
5,734,000	Brex Commercial Charge Card Master Trust, Series 2024-1, Class A1, 6.05%, 7/15/27 (144A)	5,727,246
5,500,000(a)	Brightwood Capital MM CLO, Ltd., Series 2020-1A, Class B1R, 9.079% (3 Month Term SOFR + 375 bps), 1/15/31 (144A)	5,504,411
13Pioneer Multi-Asset Ultrashort Income Fund | 6/30/24

Principal Amount USD ($)		Value
	Asset Backed Securities — (continued)
1,500,000(a)	Brightwood Capital MM CLO, Ltd., Series 2020-1A, Class C1R, 10.829% (3 Month Term SOFR + 550 bps), 1/15/31 (144A)	$ 1,493,276
5,900,000(a)	Brightwood Capital MM CLO, Ltd., Series 2020-1A, Class DR, 11.579% (3 Month Term SOFR + 625 bps), 1/15/31 (144A)	5,844,328
3,246,250(a)	Brightwood Capital MM CLO, Ltd., Series 2023-1A, Class X, 7.579% (3 Month Term SOFR + 225 bps), 10/15/35 (144A)	3,246,549
7,120,341(a)	BRSP, Ltd., Series 2021-FL1, Class A, 6.603% (1 Month Term SOFR + 126 bps), 8/19/38 (144A)	7,036,649
2,000,000(a)	BSPRT Issuer, Ltd., Series 2021-FL7, Class D, 8.193% (1 Month Term SOFR + 286 bps), 12/15/38 (144A)	1,924,463
280,874	BXG Receivables Note Trust, Series 2020-A, Class B, 2.49%, 2/28/36 (144A)	258,820
7,102,672(a)	CAL Receivables LLC, Series 2022-1, Class B, 9.683% (SOFR30A + 435 bps), 10/15/26 (144A)	7,098,476
3,680,000(a)	Capital Four US CLO II, Ltd., Series 2022-1A, Class X, 6.625% (3 Month Term SOFR + 130 bps), 1/20/37 (144A)	3,694,775
1,400,000(a)	Carlyle Direct Lending CLO LLC, Series 2015-1A, Class A2R, 7.79% (3 Month Term SOFR + 246 bps), 10/15/31 (144A)	1,400,287
182,302	CarNow Auto Receivables Trust, Series 2022-1A, Class B, 4.89%, 3/16/26 (144A)	182,111
2,068,971	CarNow Auto Receivables Trust, Series 2023-2A, Class A, 7.38%, 1/15/26 (144A)	2,073,628
8,190,000	CarNow Auto Receivables Trust, Series 2023-2A, Class B, 8.53%, 1/15/27 (144A)	8,245,650
1,055,901	Cartiga Asset Finance Trust LLC, Series 2023-1, Class A, 7.00%, 3/15/35 (144A)	1,058,276
3,741,728	Carvana Auto Receivables Trust, Series 2019-4A, Class E, 4.70%, 10/15/26 (144A)	3,728,297
1,000,000	Carvana Auto Receivables Trust, Series 2021-P2, Class D, 2.02%, 5/10/28	911,261
3,690,841	Carvana Auto Receivables Trust, Series 2022-N1, Class D, 4.13%, 12/11/28 (144A)	3,598,301
4,707,243	Carvana Auto Receivables Trust, Series 2023-N1, Class A, 6.36%, 4/12/27 (144A)	4,716,641
1,656,164	Carvana Auto Receivables Trust, Series 2023-N3, Class A, 6.41%, 9/10/27 (144A)	1,660,939
5,878,929(a)	Centerstone SBA Trust, Series 2023-1, Class A, 9.35% (PRIME + 85 bps), 12/27/50 (144A)	5,848,071
Pioneer Multi-Asset Ultrashort Income Fund | 6/30/2414

Schedule of Investments  |  6/30/24
(unaudited) (continued)
Principal Amount USD ($)		Value
	Asset Backed Securities — (continued)
4,441,753(a)	Cerberus Loan Funding XXIV LP, Series 2018-3A, Class A1, 6.99% (3 Month Term SOFR + 166 bps), 7/15/30 (144A)	$ 4,444,294
316,592(a)	Cerberus Loan Funding XXVIII LP, Series 2020-1A, Class A, 7.44% (3 Month Term SOFR + 211 bps), 10/15/31 (144A)	316,657
3,971,751(b)	CFMT LLC, Series 2023-HB12, Class A, 4.25%, 4/25/33 (144A)	3,895,461
6,664,012(b)	CFMT LLC, Series 2024-HB13, Class A, 3.00%, 5/25/34 (144A)	6,382,978
3,022,066(a)	Chesapeake Funding II LLC, Series 2023-1A, Class A2, 6.583% (SOFR30A + 125 bps), 5/15/35 (144A)	3,041,802
3,556,991	Chesapeake Funding II LLC, Series 2023-2A, Class A1, 6.16%, 10/15/35 (144A)	3,577,812
5,374,347(a)	Chesapeake Funding II LLC, Series 2023-2A, Class A2, 6.433% (SOFR30A + 110 bps), 10/15/35 (144A)	5,402,153
2,664,518(a)	Chesapeake Funding II LLC, Series 2024-1A, Class A2, 6.103% (SOFR30A + 77 bps), 5/15/36 (144A)	2,667,366
1,500,000(a)	Churchill Middle Market CLO III, Ltd., Series 2021-1A, Class C, 8.185% (3 Month Term SOFR + 286 bps), 10/24/33 (144A)	1,511,354
5,000,000(a)	Churchill Middle Market CLO III, Ltd., Series 2021-1A, Class E, 13.745% (3 Month Term SOFR + 842 bps), 10/24/33 (144A)	4,927,680
3,300,000(a)	CIFC Funding, Ltd., Series 2021-7A, Class X, 6.488% (3 Month Term SOFR + 116 bps), 1/23/35 (144A)	3,299,739
6,250,000	ClickLease Equipment Receivables Trust, Series 2024-1, Class A, 6.86%, 2/15/30 (144A)	6,252,767
4,019,122(a)	College Ave Student Loans LLC, Series 2019-A, Class A1, 6.86% (1 Month Term SOFR + 151 bps), 12/28/48 (144A)	4,019,433
925,460	Commercial Equipment Finance LLC, Series 2021-A, Class A, 2.05%, 2/16/27 (144A)	915,706
4,006,641	Commercial Equipment Finance LLC, Series 2024-1A, Class A, 5.97%, 7/16/29 (144A)	4,003,727
224,985	Commonbond Student Loan Trust, Series 2016-B, Class A1, 2.73%, 10/25/40 (144A)	215,842
48,259(a)	Commonbond Student Loan Trust, Series 2016-B, Class A2, 6.91% (1 Month Term SOFR + 156 bps), 10/25/40 (144A)	48,104
15Pioneer Multi-Asset Ultrashort Income Fund | 6/30/24

Principal Amount USD ($)		Value
	Asset Backed Securities — (continued)
625,727(a)	Commonbond Student Loan Trust, Series 2017-AGS, Class A2, 6.31% (1 Month Term SOFR + 96 bps), 5/25/41 (144A)	$ 619,922
772,144(a)	Commonbond Student Loan Trust, Series 2017-BGS, Class A2, 6.11% (1 Month Term SOFR + 76 bps), 9/25/42 (144A)	760,399
70,511	Commonbond Student Loan Trust, Series 2017-BGS, Class C, 4.44%, 9/25/42 (144A)	60,972
483,812(a)	Commonbond Student Loan Trust, Series 2018-AGS, Class A2, 5.96% (1 Month Term SOFR + 61 bps), 2/25/44 (144A)	475,405
1,204,777(a)	Commonbond Student Loan Trust, Series 2018-BGS, Class A2, 6.03% (1 Month Term SOFR + 68 bps), 9/25/45 (144A)	1,181,448
487,215(a)	Commonbond Student Loan Trust, Series 2018-CGS, Class A2, 6.26% (1 Month Term SOFR + 91 bps), 2/25/46 (144A)	479,502
818,344(a)	Commonbond Student Loan Trust, Series 2019-AGS, Class A2, 6.36% (1 Month Term SOFR + 101 bps), 1/25/47 (144A)	804,586
156,715	Conn's Receivables Funding LLC, Series 2023-A, Class A, 8.01%, 1/17/28 (144A)	156,856
2,036,531	Conn's Receivables Funding LLC, Series 2024-A, Class A, 7.05%, 1/16/29 (144A)	2,038,473
9,716,854	CP EF Asset Securitization II LLC, Series 2023-1A, Class A, 7.48%, 3/15/32 (144A)	9,794,293
3,305,848	Credito Real USA Auto Receivables Trust, Series 2021-1A, Class B, 2.87%, 2/16/27 (144A)	3,286,438
231,797	Crossroads Asset Trust, Series 2021-A, Class D, 2.52%, 1/20/26 (144A)	231,201
1,440,000(a)	Crown Point CLO IV, Ltd., Series 2018-4A, Class C, 7.486% (3 Month Term SOFR + 216 bps), 4/20/31 (144A)	1,436,472
10,675,000(a)	Deerpath Capital CLO, Ltd., Series 2021-1A, Class A1, 7.229% (3 Month Term SOFR + 191 bps), 4/17/33 (144A)	10,675,619
10,675,000(a)(c)	Deerpath Capital CLO, Ltd., Series 2021-1A, Class A1R, 7.12% (3 Month Term SOFR + 180 bps), 7/15/36 (144A)	10,675,000
78	Delta Funding Home Equity Loan Trust, Series 1997-2, Class A6, 7.04%, 6/25/27	35
2,500,000	Dext ABS LLC, Series 2021-1, Class B, 1.76%, 2/15/28 (144A)	2,438,692
Pioneer Multi-Asset Ultrashort Income Fund | 6/30/2416

Schedule of Investments  |  6/30/24
(unaudited) (continued)
Principal Amount USD ($)		Value
	Asset Backed Securities — (continued)
1,657,213	Dext ABS LLC, Series 2023-1, Class A2, 5.99%, 3/15/32 (144A)	$ 1,652,163
9,293,247	Dext ABS LLC, Series 2023-2, Class A2, 6.56%, 5/15/34 (144A)	9,320,057
14,880,000	DT Auto Owner Trust, Series 2020-2A, Class E, 7.17%, 6/15/27 (144A)	14,930,214
4,200,000(a)	Elevation CLO, Ltd., Series 2021-12A, Class XR, 6.424% (3 Month Term SOFR + 110 bps), 4/20/37 (144A)	4,201,008
4,900,000(a)	Ellington CLO III, Ltd., Series 2018-3A, Class B, 7.586% (3 Month Term SOFR + 226 bps), 7/20/30 (144A)	4,898,927
6,500,000(a)	Ellington CLO III, Ltd., Series 2018-3A, Class C, 7.836% (3 Month Term SOFR + 251 bps), 7/20/30 (144A)	6,468,130
793,958(a)	Ellington CLO IV, Ltd., Series 2019-4A, Class BR, 7.59% (3 Month Term SOFR + 226 bps), 4/15/29 (144A)	793,158
3,362,500(a)	Ellington CLO IV, Ltd., Series 2019-4A, Class CR, 8.34% (3 Month Term SOFR + 301 bps), 4/15/29 (144A)	3,355,533
939,348	Exeter Automobile Receivables Trust, Series 2020-2A, Class D, 4.73%, 4/15/26 (144A)	938,533
1,382,000	Exeter Automobile Receivables Trust, Series 2022-6A, Class D, 8.03%, 4/6/29	1,430,637
484,280	FCI Funding LLC, Series 2021-1A, Class A, 1.13%, 4/15/33 (144A)	477,552
363,210	FCI Funding LLC, Series 2021-1A, Class B, 1.53%, 4/15/33 (144A)	357,729
5,130,182	FHF Issuer Trust, Series 2023-2A, Class A2, 6.79%, 10/15/29 (144A)	5,183,848
1,196,122	FHF Trust, Series 2021-1A, Class A, 1.27%, 3/15/27 (144A)	1,179,856
694,257	FHF Trust, Series 2021-2A, Class A, 0.83%, 12/15/26 (144A)	679,880
4,160,440	FHF Trust, Series 2023-1A, Class A2, 6.57%, 6/15/28 (144A)	4,186,132
9,074,546(b)	FIGRE Trust, Series 2024-HE2, Class A, 6.38%, 5/25/54 (144A)	9,149,689
2,010,919	First Investors Auto Owner Trust, Series 2022-2A, Class A, 6.26%, 7/15/27 (144A)	2,014,243
2,458,981	Flagship Credit Auto Trust, Series 2023-1, Class A2, 5.38%, 12/15/26 (144A)	2,455,041
17Pioneer Multi-Asset Ultrashort Income Fund | 6/30/24

Principal Amount USD ($)		Value
	Asset Backed Securities — (continued)
6,000,000	Flagship Credit Auto Trust, Series 2024-1, Class A2, 5.64%, 3/15/28 (144A)	$ 5,994,937
1,078,123(a)	Ford Credit Auto Owner Trust, Series 2023-A, Class A2B, 6.053% (SOFR30A + 72 bps), 3/15/26	1,078,945
4,100,000(a)	Ford Credit Floorplan Master Owner Trust, Series 2023-1, Class A2, 6.583% (SOFR30A + 125 bps), 5/15/28 (144A)	4,154,781
1,000,000	Ford Credit Floorplan Master Owner Trust, Series 2023-1, Class B, 5.31%, 5/15/28 (144A)	992,573
5,000,000(a)	Fort Washington CLO, Series 2019-1A, Class AR, 6.716% (3 Month Term SOFR + 139 bps), 10/20/32 (144A)	5,004,615
8,250,000(a)	Fortress Credit Opportunities IX CLO, Ltd., Series 2017-9A, Class A1TR, 7.14% (3 Month Term SOFR + 181 bps), 10/15/33 (144A)	8,264,520
830,212(a)	Fortress Credit Opportunities VI CLO, Ltd., Series 2015-6A, Class A1TR, 6.919% (3 Month USD LIBOR + 136 bps), 7/10/30 (144A)	829,792
1,890,130(a)	Fortress Credit Opportunities XVII CLO, Ltd., Series 2022-17A, Class A, 6.699% (3 Month Term SOFR + 137 bps), 1/15/30 (144A)	1,889,556
7,000,000(a)	Fortress Credit Opportunities XVII CLO, Ltd., Series 2022-17A, Class C, 7.979% (3 Month Term SOFR + 265 bps), 1/15/30 (144A)	6,970,040
3,434,957	Foundation Finance Trust, Series 2021-1A, Class A, 1.27%, 5/15/41 (144A)	3,122,976
1,897,961	Foundation Finance Trust, Series 2021-2A, Class A, 2.19%, 1/15/42 (144A)	1,741,919
774,814	Foursight Capital Automobile Receivables Trust, Series 2023-1, Class A2, 5.43%, 10/15/26 (144A)	774,285
729,024	Freed ABS Trust, Series 2021-3FP, Class D, 2.37%, 11/20/28 (144A)	713,311
12,000,000	Genesis Sales Finance Master Trust, Series 2021-AA, Class A, 1.20%, 12/21/26 (144A)	11,778,030
1,000,000	Genesis Sales Finance Master Trust, Series 2021-AA, Class D, 2.09%, 12/21/26 (144A)	929,833
117,979	GLS Auto Receivables Issuer Trust, Series 2020-2A, Class C, 4.57%, 4/15/26 (144A)	117,872
4,300,000	GLS Auto Receivables Issuer Trust, Series 2022-3A, Class D, 6.42%, 6/15/28 (144A)	4,322,008
1,544,263	GLS Auto Receivables Issuer Trust, Series 2023-1A, Class A2, 5.98%, 8/17/26 (144A)	1,544,555
2,695,000	GLS Auto Receivables Issuer Trust, Series 2023-1A, Class D, 7.01%, 1/16/29 (144A)	2,742,122
Pioneer Multi-Asset Ultrashort Income Fund | 6/30/2418

Schedule of Investments  |  6/30/24
(unaudited) (continued)
Principal Amount USD ($)		Value
	Asset Backed Securities — (continued)
3,319,163	GLS Auto Receivables Issuer Trust, Series 2023-2A, Class A2, 5.70%, 1/15/27 (144A)	$ 3,317,834
3,190,000	GLS Auto Receivables Issuer Trust, Series 2023-4A, Class C, 6.65%, 8/15/29 (144A)	3,238,352
3,088,061	GLS Auto Select Receivables Trust, Series 2023-1A, Class A2, 6.27%, 8/16/27 (144A)	3,097,079
5,400,305	GLS Auto Select Receivables Trust, Series 2023-2A, Class A2, 6.37%, 6/15/28 (144A)	5,430,770
2,520,000	GLS Auto Select Receivables Trust, Series 2024-1A, Class C, 5.69%, 3/15/30 (144A)	2,507,376
1,935,000	GLS Auto Select Receivables Trust, Series 2024-1A, Class D, 6.43%, 1/15/31 (144A)	1,949,759
5,500,000(a)	GMF Floorplan Owner Revolving Trust, Series 2023-1, Class A2, 6.483% (SOFR30A + 115 bps), 6/15/28 (144A)	5,546,298
500,000(a)	Goldentree Loan Management US CLO 1, Ltd., Series 2017-1A, Class ER2, 12.086% (3 Month Term SOFR + 676 bps), 4/20/34 (144A)	506,844
3,493,658(a)	Golub Capital Partners CLO 24M-R, Ltd., Series 2015-24A, Class AR, 7.198% (3 Month Term SOFR + 186 bps), 11/5/29 (144A)	3,497,145
14,166,000(a)	Golub Capital Partners CLO 24M-R, Ltd., Series 2015-24A, Class BR, 7.598% (3 Month Term SOFR + 226 bps), 11/5/29 (144A)	14,170,165
6,977,988(a)	Golub Capital Partners CLO 25M, Ltd., Series 2015-25A, Class AR, 6.978% (3 Month Term SOFR + 164 bps), 5/5/30 (144A)	6,977,011
4,172,019(a)	Golub Capital Partners CLO 31M, Ltd., Series 2016-31A, Class A1R, 7.018% (3 Month Term SOFR + 168 bps), 8/5/30 (144A)	4,171,840
5,259,328(a)	Golub Capital Partners CLO 34M, Ltd., Series 2017-34A, Class AR, 7.298% (3 Month Term SOFR + 196 bps), 3/14/31 (144A)	5,265,151
18,620,000(a)	Golub Capital Partners CLO 36m, Ltd., Series 2018-36A, Class B, 7.248% (3 Month Term SOFR + 191 bps), 2/5/31 (144A)	18,597,284
10,285,000(a)	Golub Capital Partners CLO 54M L.P, Series 2021-54A, Class A, 7.128% (3 Month Term SOFR + 179 bps), 8/5/33 (144A)	10,306,043
5,500,000(a)	Golub Capital Partners Short Duration, Series 2022-1A, Class A1R, 6.795% (3 Month Term SOFR + 145 bps), 7/25/33 (144A)	5,500,192
19Pioneer Multi-Asset Ultrashort Income Fund | 6/30/24

Principal Amount USD ($)		Value
	Asset Backed Securities — (continued)
2,000,000(a)	Golub Capital Partners Short Duration, Series 2022-1A, Class CR, 8.095% (3 Month Term SOFR + 275 bps), 7/25/33 (144A)	$ 2,000,000
14,949,372(a)	Gracie Point International Funding, Series 2023-1A, Class A, 7.299% (SOFR90A + 195 bps), 9/1/26 (144A)	15,098,281
5,163,000(a)	Gracie Point International Funding, Series 2023-1A, Class C, 8.449% (SOFR90A + 310 bps), 9/1/26 (144A)	5,227,123
3,163,000(a)	Gracie Point International Funding, Series 2023-1A, Class D, 9.849% (SOFR90A + 450 bps), 9/1/26 (144A)	3,207,195
4,852,379(a)	Gracie Point International Funding, Series 2023-2A, Class A, 7.599% (SOFR90A + 225 bps), 3/1/27 (144A)	4,866,673
5,000,000(a)	Gracie Point International Funding LLC, Series 2024-1A, Class A, 7.05% (SOFR90A + 170 bps), 3/1/28 (144A)	5,019,602
6,860,859	Granite Park Equipment Leasing LLC, Series 2023-1A, Class A2, 6.51%, 5/20/30 (144A)	6,896,075
2,053,333(a)	Great Lakes CLO VI LLC, Series 2021-6A, Class AX, 6.79% (3 Month Term SOFR + 146 bps), 1/15/34 (144A)	2,052,253
6,287,894(a)	Harvest SBA Loan Trust, Series 2023-1, Class A, 8.689% (SOFR30A + 325 bps), 10/25/50 (144A)	6,278,779
6,410,000	Hertz Vehicle Financing III LLC, Series 2022-1A, Class B, 2.19%, 6/25/26 (144A)	6,191,738
2,048,001(a)	HGI CRE CLO, Ltd., Series 2021-FL2, Class A, 6.443% (1 Month Term SOFR + 111 bps), 9/17/36 (144A)	2,036,872
5,154,250	HOA Funding LLC - HOA, Series 2021-1A, Class A2, 4.723%, 8/20/51 (144A)	4,100,730
2,050,000	HOA Funding LLC - HOA, Series 2021-1A, Class B, 7.432%, 8/20/51 (144A)	1,534,938
4,000,000(a)	ICG US CLO, Ltd., Series 2017-1A, Class ERR, 12.946% (3 Month Term SOFR + 762 bps), 7/28/34 (144A)	3,457,808
2,683,016(a)	Invitation Homes Trust, Series 2018-SFR4, Class A, 6.543% (1 Month Term SOFR + 121 bps), 1/17/38 (144A)	2,686,158
1,968,750(a)	Ivy Hill Middle Market Credit Fund IX, Ltd., Series 9A, Class XRR, 6.526% (3 Month Term SOFR + 120 bps), 4/23/34 (144A)	1,967,667
Pioneer Multi-Asset Ultrashort Income Fund | 6/30/2420

Schedule of Investments  |  6/30/24
(unaudited) (continued)
Principal Amount USD ($)		Value
	Asset Backed Securities — (continued)
7,000,000(a)	Ivy Hill Middle Market Credit Fund XII, Ltd., Series 12A, Class A1TR, 7.186% (3 Month Term SOFR + 186 bps), 7/20/33 (144A)	$ 7,011,921
7,648,685(a)	JP Morgan Mortgage Trust, Series 2023-HE1, Class A1, 7.084% (SOFR30A + 175 bps), 11/25/53 (144A)	7,721,655
15,418,094(a)	JP Morgan Mortgage Trust, Series 2023-HE2, Class A1, 7.034% (SOFR30A + 170 bps), 3/25/54 (144A)	15,545,165
10,128,825(a)	JP Morgan Mortgage Trust, Series 2023-HE3, Class A1, 6.934% (SOFR30A + 160 bps), 5/25/54 (144A)	10,222,678
12,634,684(a)	JP Morgan Mortgage Trust, Series 2024-HE2, Class A1, 6.534% (SOFR30A + 120 bps), 10/25/54 (144A)	12,642,819
145,455	JPMorgan Chase Bank N.A. - CACLN, Series 2021-1, Class B, 0.875%, 9/25/28 (144A)	144,841
33,422	JPMorgan Chase Bank N.A. - CACLN, Series 2021-1, Class C, 1.024%, 9/25/28 (144A)	33,283
32,323	JPMorgan Chase Bank N.A. - CACLN, Series 2021-1, Class D, 1.174%, 9/25/28 (144A)	32,191
4,000,000	JPMorgan Chase Bank N.A. - CACLN, Series 2021-1, Class F, 4.28%, 9/25/28 (144A)	3,980,672
554,359	JPMorgan Chase Bank N.A. - CACLN, Series 2021-2, Class B, 0.889%, 12/26/28 (144A)	548,188
49,892	JPMorgan Chase Bank N.A. - CACLN, Series 2021-2, Class C, 0.969%, 12/26/28 (144A)	49,335
98,553	JPMorgan Chase Bank N.A. - CACLN, Series 2021-2, Class D, 1.138%, 12/26/28 (144A)	97,467
225,005	JPMorgan Chase Bank N.A. - CACLN, Series 2021-3, Class B, 0.76%, 2/26/29 (144A)	219,800
15,070,000(a)	Kinetic Advantage Master Owner Trust, Series 2024-1A, Class A, 7.983% (SOFR30A + 265 bps), 11/15/27 (144A)	15,114,270
6,163,530	Kubota Credit Owner Trust, Series 2023-1A, Class A2, 5.40%, 2/17/26 (144A)	6,157,499
1,701,393	LAD Auto Receivables Trust, Series 2023-1A, Class A2, 5.68%, 10/15/26 (144A)	1,701,025
3,032,808	LAD Auto Receivables Trust, Series 2024-1A, Class A2, 5.44%, 11/16/26 (144A)	3,026,966
4,556,891(a)	LCM XVIII LP, Series 18A, Class A1R, 6.606% (3 Month Term SOFR + 128 bps), 4/20/31 (144A)	4,562,108
10,144,298	Lendbuzz Securitization Trust, Series 2023-3A, Class A2, 7.50%, 12/15/28 (144A)	10,276,128
21Pioneer Multi-Asset Ultrashort Income Fund | 6/30/24

Principal Amount USD ($)		Value
	Asset Backed Securities — (continued)
12,060,000	Lendbuzz Securitization Trust, Series 2024-1A, Class A2, 6.19%, 8/15/29 (144A)	$ 12,088,254
10,000,000	Lendbuzz Securitization Trust, Series 2024-2A, Class A2, 5.99%, 5/15/29 (144A)	10,015,745
2,422,806	Lendingpoint Asset Securitization Trust, Series 2022-C, Class A, 6.56%, 2/15/30 (144A)	2,422,930
1,625,866	LendingPoint Asset Securitization Trust, Series 2020-REV1, Class B, 4.494%, 10/15/28 (144A)	1,622,963
447,386	LendingPoint Pass-Through Trust, Series 2022-ST1, Class A, 2.50%, 3/15/28 (144A)	437,058
4,991,827	LFS LLC, Series 2023-A, Class A, 7.173%, 7/15/35 (144A)	4,977,925
4,884,784	Libra Solutions LLC, Series 2023-1A, Class A, 7.00%, 2/15/35 (144A)	4,875,414
2,347,633	Libra Solutions LLC, Series 2023-1A, Class B, 10.25%, 2/15/35 (144A)	2,359,371
2,253,767	Lobel Automobile Receivables Trust, Series 2023-1, Class A, 6.97%, 7/15/26 (144A)	2,257,401
3,445,654	Lobel Automobile Receivables Trust, Series 2023-2, Class A, 7.59%, 4/16/29 (144A)	3,467,948
1,321,934	Lunar Structured Aircraft Portfolio Notes, Series 2021-1, Class A, 2.636%, 10/15/46 (144A)	1,181,571
3,034,425(a)	Madison Park Funding XXX LTD, Series 2018-30A, Class A, 6.34% (3 Month Term SOFR + 101 bps), 4/15/29 (144A)	3,033,836
4,500,000(a)	Magnetite XXXV, Ltd., Series 2022-35A, Class XR, 6.524% (3 Month Term SOFR + 120 bps), 10/25/36 (144A)	4,513,009
466,667(a)	Marble Point Clo XXV, Ltd., Series 2022-2A, Class X, 6.875% (3 Month Term SOFR + 155 bps), 10/20/36 (144A)	466,639
9,246	Marlette Funding Trust, Series 2022-3A, Class A, 5.18%, 11/15/32 (144A)	9,242
4,631,612	Marlette Funding Trust, Series 2023-2A, Class A, 6.04%, 6/15/33 (144A)	4,629,842
1,389,826	Marlette Funding Trust, Series 2023-3A, Class A, 6.49%, 9/15/33 (144A)	1,390,897
10,500,000	Marlette Funding Trust, Series 2024-1A, Class A, 5.95%, 7/17/34 (144A)	10,503,463
2,500,000(a)	MCF CLO VII LLC, Series 2017-3A, Class ER, 14.736% (3 Month Term SOFR + 941 bps), 7/20/33 (144A)	2,465,243
10,857,063	Merchants Fleet Funding LLC, Series 2023-1A, Class A, 7.21%, 5/20/36 (144A)	10,954,036
Pioneer Multi-Asset Ultrashort Income Fund | 6/30/2422

Schedule of Investments  |  6/30/24
(unaudited) (continued)
Principal Amount USD ($)		Value
	Asset Backed Securities — (continued)
12,000,000	Mercury Financial Credit Card Master Trust, Series 2023-1A, Class A, 8.04%, 9/20/27 (144A)	$ 12,084,410
10,660,000	Mercury Financial Credit Card Master Trust, Series 2024-2A, Class A, 6.56%, 7/20/29 (144A)	10,692,918
9,680,000	Mercury Financial Credit Card Master Trust, Series 2024-2A, Class C, 10.42%, 7/20/29 (144A)	9,690,881
3,198,135(a)	MF1, Ltd., Series 2020-FL4, Class A, 7.143% (1 Month Term SOFR + 181 bps), 11/15/35 (144A)	3,198,110
8,290,000(a)	MidOcean Credit CLO XI, Ltd., Series 2022-11A, Class A1R, 7.057% (3 Month Term SOFR + 173 bps), 10/18/33 (144A)	8,314,281
9,500,000	Mission Lane Credit Card Master Trust, Series 2023-A, Class A, 7.23%, 7/17/28 (144A)	9,552,584
2,500,000	Mission Lane Credit Card Master Trust, Series 2023-A, Class C, 10.03%, 7/17/28 (144A)	2,538,094
19,710,000	Mission Lane Credit Card Master Trust, Series 2023-B, Class A, 7.69%, 11/15/28 (144A)	19,945,534
468,875(a)	MJX Venture Management II LLC, Series 2014-18RR, Class A, 6.81% (3 Month USD LIBOR + 122 bps), 10/16/29 (144A)	468,801
1,000,000(a)	Monroe Capital MML CLO VII, Ltd., Series 2018-2A, Class C, 8.588% (3 Month Term SOFR + 326 bps), 11/22/30 (144A)	1,000,969
1,100,000(a)	Monroe Capital MML CLO VII, Ltd., Series 2018-2A, Class D, 9.638% (3 Month Term SOFR + 431 bps), 11/22/30 (144A)	1,101,489
10,960,000(a)	Monroe Capital Mml CLO XII, Ltd., Series 2021-2A, Class A1, 7.108% (3 Month Term SOFR + 176 bps), 9/14/33 (144A)	10,969,678
5,000,000(a)	Monroe Capital MML CLO XIII, Ltd., Series 2022-1A, Class A1N, 7.011% (3 Month Term SOFR + 168 bps), 2/24/34 (144A)	5,000,265
45,061(a)	Morgan Stanley Home Equity Loan Trust, Series 2006-2, Class A4, 6.02% (1 Month Term SOFR + 67 bps), 2/25/36	44,647
875,000(a)	Mountain View CLO XVII, Ltd., Series 2023-1A, Class X, 7.029% (3 Month Term SOFR + 170 bps), 9/14/36 (144A)	874,920
1,266,484	MVW LLC, Series 2021-1WA, Class A, 1.14%, 1/22/41 (144A)	1,182,028
614,197	MVW Owner Trust, Series 2019-1A, Class A, 2.89%, 11/20/36 (144A)	599,052
23Pioneer Multi-Asset Ultrashort Income Fund | 6/30/24

Principal Amount USD ($)		Value
	Asset Backed Securities — (continued)
967,807(a)	National Collegiate Trust, Series 2007-A, Class A, 5.755% (1 Month USD LIBOR + 30 bps), 5/25/31 (144A)	$ 943,275
650,921	Navient Private Education Refi Loan Trust, Series 2021-CA, Class A, 1.06%, 10/15/69 (144A)	573,253
2,740,606(a)	Navient Student Loan Trust, Series 2021-1A, Class A1B, 6.05% (SOFR30A + 71 bps), 12/26/69 (144A)	2,728,421
2,711,624(a)	Nelnet Student Loan Trust, Series 2005-2, Class A5, 5.715% (SOFR90A + 36 bps), 3/23/37	2,683,160
721,341	Nelnet Student Loan Trust, Series 2021-A, Class APT2, 1.36%, 4/20/62 (144A)	653,366
3,698,456(a)	Nelnet Student Loan Trust, Series 2021-DA, Class AFL, 6.143% (1 Month Term SOFR + 80 bps), 4/20/62 (144A)	3,670,886
2,000,000(a)	Neuberger Berman CLO XXI, Ltd., Series 2016-21A, Class XR2, 6.486% (3 Month Term SOFR + 116 bps), 4/20/34 (144A)	1,999,834
5,700,000(a)	Newday Funding Master Issuer Plc, Series 2023-1A, Class A2, 7.087% (SOFR + 175 bps), 11/15/31 (144A)	5,764,114
1,057,826(a)	Newtek Small Business Loan Trust, Series 2018-1, Class A, 7.95% (PRIME - 55 bps), 2/25/44 (144A)	1,050,014
1,057,826(a)	Newtek Small Business Loan Trust, Series 2018-1, Class B, 9.25% (PRIME + 75 bps), 2/25/44 (144A)	1,051,765
1,755,714(a)	Newtek Small Business Loan Trust, Series 2019-1, Class A, 7.60% (PRIME - 90 bps), 12/25/44 (144A)	1,741,658
374,552(a)	Newtek Small Business Loan Trust, Series 2019-1, Class B, 8.75% (PRIME + 25 bps), 12/25/44 (144A)	370,678
2,460,646(a)	Newtek Small Business Loan Trust, Series 2021-1, Class A, 8.25% (PRIME - 25 bps), 12/25/48 (144A)	2,417,695
3,639,809(a)	Newtek Small Business Loan Trust, Series 2023-1, Class A, 8.00% (PRIME - 50 bps), 7/25/50 (144A)	3,622,949
6,220,000(a)	NextGear Floorplan Master Owner Trust, Series 2024-1A, Class A1, 6.233% (SOFR30A + 90 bps), 3/15/29 (144A)	6,248,256
3,807,000	NMEF Funding LLC, Series 2021-A, Class D, 5.78%, 12/15/27 (144A)	3,786,975
5,762,240	NMEF Funding LLC, Series 2023-A, Class A2, 6.57%, 6/17/30 (144A)	5,794,245
82,938(a)	NovaStar Mortgage Funding Trust, Series 2003-1, Class A2, 6.24% (1 Month Term SOFR + 89 bps), 5/25/33	79,920
Pioneer Multi-Asset Ultrashort Income Fund | 6/30/2424

Schedule of Investments  |  6/30/24
(unaudited) (continued)
Principal Amount USD ($)		Value
	Asset Backed Securities — (continued)
1,500,000(a)	Ocean Trails CLO XII, Ltd., Series 2022-12A, Class E, 13.435% (3 Month Term SOFR + 811 bps), 7/20/35 (144A)	$ 1,494,158
4,700,000(a)	Octagon Investment Partners 49, Ltd., Series 2020-5A, Class X, 6.341% (3 Month Term SOFR + 105 bps), 4/15/37 (144A)	4,700,117
334,744	Octane Receivables Trust, Series 2021-1A, Class A, 0.93%, 3/22/27 (144A)	333,075
2,750,000	Octane Receivables Trust, Series 2021-1A, Class C, 2.23%, 11/20/28 (144A)	2,646,271
186,040	Octane Receivables Trust, Series 2021-2A, Class A, 1.21%, 9/20/28 (144A)	182,593
24,053	Octane Receivables Trust, Series 2022-1A, Class A2, 4.18%, 3/20/28 (144A)	23,867
2,813,000	Octane Receivables Trust, Series 2022-1A, Class D, 5.54%, 2/20/29 (144A)	2,778,418
2,057,496	Octane Receivables Trust, Series 2023-1A, Class A, 5.87%, 5/21/29 (144A)	2,058,367
6,452,860	Octane Receivables Trust, Series 2023-2A, Class A2, 5.88%, 6/20/31 (144A)	6,454,450
6,684,384	Octane Receivables Trust, Series 2023-3A, Class A2, 6.44%, 3/20/29 (144A)	6,721,600
1,752,827	Oportun Funding XIV LLC, Series 2021-A, Class B, 1.76%, 3/8/28 (144A)	1,699,406
876,414	Oportun Funding XIV LLC, Series 2021-A, Class D, 5.40%, 3/8/28 (144A)	837,896
10,000,000	Oportun Issuance Trust, Series 2021-C, Class A, 2.18%, 10/8/31 (144A)	9,504,118
2,838,707	Oportun Issuance Trust, Series 2024-1A, Class A, 6.334%, 4/8/31 (144A)	2,839,900
2,590,000	Oportun Issuance Trust, Series 2024-1A, Class B, 6.546%, 4/8/31 (144A)	2,590,873
4,000,000(a)	OSD CLO, Ltd., Series 2021-23A, Class D, 8.529% (3 Month Term SOFR + 321 bps), 4/17/31 (144A)	3,996,936
11,000,000(a)	Owl Rock CLO II, Ltd., Series 2019-2A, Class ALR, 7.136% (3 Month Term SOFR + 181 bps), 4/20/33 (144A)	11,013,695
2,600,000(a)	Owl Rock CLO IV, Ltd., Series 2020-4A, Class A1R, 7.181% (3 Month Term SOFR + 186 bps), 8/20/33 (144A)	2,597,314
8,250,000	Oxford Finance Credit Fund III LP, Series 2024-A, Class A2, 6.675%, 1/14/32 (144A)	8,226,796
6,367,358	Oxford Finance Funding LLC, Series 2022-1A, Class B, 4.096%, 2/15/30 (144A)	6,013,093
25Pioneer Multi-Asset Ultrashort Income Fund | 6/30/24

Principal Amount USD ($)		Value
	Asset Backed Securities — (continued)
5,000,000	Pagaya AI Debt Grantor Trust, Series 2024-5, Class A, 6.278%, 10/15/31 (144A)	$ 5,003,639
1,497,995	Pagaya AI Debt Trust, Series 2022-1, Class A, 2.03%, 10/15/29 (144A)	1,491,162
5,173,887	Pagaya AI Debt Trust, Series 2022-5, Class A, 8.096%, 6/17/30 (144A)	5,227,053
7,379,914	Pagaya AI Debt Trust, Series 2023-1, Class A, 7.556%, 7/15/30 (144A)	7,407,641
10,981,848	Pagaya AI Debt Trust, Series 2023-3, Class A, 7.60%, 12/16/30 (144A)	11,036,757
3,791,452	Pagaya AI Debt Trust, Series 2023-5, Class A, 7.179%, 4/15/31 (144A)	3,799,998
1,718,843(b)	Pagaya AI Debt Trust, Series 2023-5, Class AB, 7.351%, 4/15/31 (144A)	1,725,241
2,249,981	Pagaya AI Debt Trust, Series 2023-5, Class B, 7.625%, 4/15/31 (144A)	2,263,256
16,943,686	Pagaya AI Debt Trust, Series 2023-7, Class B, 7.549%, 7/15/31 (144A)	17,046,180
4,526,851	Pagaya AI Debt Trust, Series 2024-1, Class A, 6.66%, 7/15/31 (144A)	4,547,004
13,144,364	Pagaya AI Debt Trust, Series 2024-1, Class B, 7.109%, 7/15/31 (144A)	13,237,426
3,260,002	Pagaya AI Debt Trust, Series 2024-2, Class A, 6.319%, 8/15/31 (144A)	3,263,071
11,994,665	Pagaya AI Debt Trust, Series 2024-2, Class B, 6.611%, 8/15/31 (144A)	12,032,297
5,613,505	Pagaya AI Debt Trust, Series 2024-3, Class A, 6.258%, 10/15/31 (144A)	5,616,240
7,500,000	Pagaya AI Debt Trust, Series 2024-3, Class B, 6.571%, 10/15/31 (144A)	7,517,854
1,894,737(a)	Palmer Square CLO, Ltd., Series 2020-3A, Class X, 6.522% (3 Month Term SOFR + 120 bps), 11/15/36 (144A)	1,901,799
1,250,000(a)	Palmer Square Loan Funding, Ltd., Series 2021-2A, Class D, 10.587% (3 Month Term SOFR + 526 bps), 5/20/29 (144A)	1,242,885
10,292,023(a)	Palmer Square Loan Funding, Ltd., Series 2022-1A, Class A1, 6.379% (3 Month Term SOFR + 105 bps), 4/15/30 (144A)	10,298,168
3,250,000	Pawneee Equipment Receivables Series LLC, Series 2021-1, Class D, 2.75%, 7/15/27 (144A)	3,073,406
1,748,916	PEAR LLC, Series 2021-1, Class A, 2.60%, 1/15/34 (144A)	1,698,722
Pioneer Multi-Asset Ultrashort Income Fund | 6/30/2426

Schedule of Investments  |  6/30/24
(unaudited) (continued)
Principal Amount USD ($)		Value
	Asset Backed Securities — (continued)
3,000,000	PEAR LLC, Series 2021-1, Class B, 0.000%, 1/15/34 (144A)	$ 2,300,430
3,455,838	PEAR LLC, Series 2022-1, Class A2, 7.25%, 10/15/34 (144A)	3,466,947
10,084,464	PEAR LLC, Series 2023-1, Class A, 7.42%, 7/15/35 (144A)	10,162,003
7,934,918	PEAR LLC, Series 2024-1, Class A, 6.95%, 2/15/36 (144A)	7,925,732
4,000,000(a)	Pennantpark CLO IX LLC, Series 2024-9A, Class A2, 7.64% (3 Month Term SOFR + 235 bps), 4/20/37 (144A)	4,010,992
5,350,000	Post Road Equipment Finance LLC, Series 2024-1A, Class A2, 5.59%, 11/15/29 (144A)	5,347,932
2,478,031	Prestige Auto Receivables Trust, Series 2023-1A, Class A2, 5.88%, 3/16/26 (144A)	2,477,588
2,474,075(a)	Prodigy Finance CMDAC, Series 2021-1A, Class A, 6.71% (1 Month Term SOFR + 136 bps), 7/25/51 (144A)	2,455,901
4,808,359	Prosper Marketplace Issuance Trust, Series 2023-1A, Class A, 7.06%, 7/16/29 (144A)	4,826,660
7,750,000	Purchasing Power Funding LLC, Series 2024-A, Class A, 5.89%, 8/15/28 (144A)	7,736,445
3,400,000(a)(c)	Rad CLO 3, Ltd., Series 2019-3A, Class XR2, 6.403% (3 Month Term SOFR + 105 bps), 7/15/37 (144A)	3,400,000
10,731,189	Reach Abs Trust, Series 2024-1A, Class A, 6.30%, 2/18/31 (144A)	10,758,504
12,300,000	Reach Abs Trust, Series 2024-1A, Class B, 6.29%, 2/18/31 (144A)	12,290,626
5,375,684	Reach ABS Trust, Series 2023-1A, Class A, 7.05%, 2/18/31 (144A)	5,387,395
3,329,421(a)	ReadyCap Lending Small Business Loan Trust, Series 2019-2, Class A, 8.00% (PRIME - 50 bps), 12/27/44 (144A)	3,333,070
10,648,053(a)	ReadyCap Lending Small Business Loan Trust, Series 2023-3, Class A, 8.57% (PRIME + 7 bps), 4/25/48 (144A)	10,742,769
3,900,000(a)	Regatta IX Funding, Ltd., Series 2017-1A, Class XR, 6.367% (3 Month Term SOFR + 105 bps), 4/17/37 (144A)	3,900,144
1,264,313(a)	Regatta VI Funding, Ltd., Series 2016-1A, Class XR, 6.386% (3 Month Term SOFR + 106 bps), 4/20/34 (144A)	1,264,213
27Pioneer Multi-Asset Ultrashort Income Fund | 6/30/24

Principal Amount USD ($)		Value
	Asset Backed Securities — (continued)
2,117,647(a)	Regatta VII Funding, Ltd., Series 2016-1A, Class X, 6.455% (3 Month Term SOFR + 111 bps), 6/20/34 (144A)	$ 2,112,330
5,300,000(a)	Regatta X Funding, Ltd., Series 2017-3A, Class X, 6.329% (3 Month Term SOFR + 100 bps), 7/17/37 (144A)	5,300,901
2,750,000(a)	Regatta XXIII Funding, Ltd., Series 2021-4A, Class X, 6.536% (3 Month Term SOFR + 121 bps), 1/20/35 (144A)	2,749,862
240,977	Republic Finance Issuance Trust, Series 2020-A, Class A, 2.47%, 11/20/30 (144A)	239,457
10,022,006	Research-Driven Pagaya Motor Asset Trust, Series 2023-4A, Class A, 7.54%, 3/25/32 (144A)	10,118,836
457,919(b)	RMF Buyout Issuance Trust, Series 2021-HB1, Class A, 1.259%, 11/25/31 (144A)	449,287
958,358(a)	Rockford Tower CLO, Ltd., Series 2018-1A, Class A, 6.687% (3 Month Term SOFR + 136 bps), 5/20/31 (144A)	959,422
7,500,000(a)	Rosy Blue Carat SCS, Series 2018-1, Class A2R, 9.453% (1 Month Term SOFR + 411 bps), 3/15/30 (144A)	7,593,000
10,257,548	SAFCO Auto Receivables Trust, Series 2024-1A, Class A, 6.51%, 3/20/28 (144A)	10,260,696
1,500,000	SAFCO Auto Receivables Trust, Series 2024-1A, Class B, 6.31%, 11/20/28 (144A)	1,499,162
6,220,985	Santander Bank Auto Credit-Linked Notes, Series 2022-A, Class B, 5.281%, 5/15/32 (144A)	6,188,514
1,725,799	Santander Bank Auto Credit-Linked Notes, Series 2022-B, Class B, 5.721%, 8/16/32 (144A)	1,725,107
1,208,059	Santander Bank Auto Credit-Linked Notes, Series 2022-B, Class D, 6.793%, 8/16/32 (144A)	1,210,049
3,245,000	Santander Bank Auto Credit-Linked Notes, Series 2022-B, Class F, 11.91%, 8/16/32 (144A)	3,385,567
413,458	Santander Bank NA - SBCLN, Series 2021-1A, Class B, 1.833%, 12/15/31 (144A)	409,992
646,387	Santander Consumer Auto Receivables Trust, Series 2021-CA, Class C, 2.97%, 6/15/28 (144A)	630,848
2,268,684	Santander Drive Auto Receivables Trust, Series 2022-2, Class B, 3.44%, 9/15/27	2,240,973
564,235	Santander Drive Auto Receivables Trust, Series 2022-4, Class A3, 4.14%, 2/16/27	562,561
3,001,053	Santander Drive Auto Receivables Trust, Series 2023-5, Class A2, 6.31%, 7/15/27	3,008,127
Pioneer Multi-Asset Ultrashort Income Fund | 6/30/2428

Schedule of Investments  |  6/30/24
(unaudited) (continued)
Principal Amount USD ($)		Value
	Asset Backed Securities — (continued)
142,312	SCF Equipment Leasing LLC, Series 2021-1A, Class A3, 0.83%, 8/21/28 (144A)	$ 141,342
8,500,000	SCF Equipment Leasing LLC, Series 2024-1A, Class A2, 5.88%, 11/20/29 (144A)	8,508,205
279,660	Sierra Timeshare Receivables Funding LLC, Series 2021-1A, Class A, 0.99%, 11/20/37 (144A)	265,803
1,333,333(a)	Silver Rock CLO II, Ltd., Series 2021-2A, Class X, 6.636% (3 Month Term SOFR + 131 bps), 1/20/35 (144A)	1,333,224
2,989,343(a)	SLM Private Credit Student Loan Trust, Series 2007-A, Class A4A, 5.841% (3 Month Term SOFR + 50 bps), 12/16/41	2,947,155
1,899,248(a)	SMB Private Education Loan Trust, Series 2018-B, Class A2B, 6.163% (1 Month Term SOFR + 83 bps), 1/15/37 (144A)	1,892,175
4,693,296(a)	SMB Private Education Loan Trust, Series 2023-B, Class A1B, 7.133% (SOFR30A + 180 bps), 10/16/56 (144A)	4,793,378
6,387,231(a)	SMB Private Education Loan Trust, Series 2023-C, Class A1B, 6.883% (SOFR30A + 155 bps), 11/15/52 (144A)	6,464,794
153,626	SoFi Consumer Loan Program Trust, Series 2023-1S, Class A, 5.81%, 5/15/31 (144A)	153,583
3,000,000(a)	Sound Point CLO XVI, Ltd., Series 2017-2A, Class D, 9.185% (3 Month Term SOFR + 386 bps), 7/25/30 (144A)	2,989,557
1,482,444	SpringCastle America Funding LLC, Series 2020-AA, Class A, 1.97%, 9/25/37 (144A)	1,355,002
4,930,816(a)	STAR Trust, Series 2021-SFR2, Class A, 6.393% (1 Month Term SOFR + 106 bps), 1/17/39 (144A)	4,918,510
6,250,000(a)	STAR Trust, Series 2021-SFR2, Class E, 7.443% (1 Month Term SOFR + 211 bps), 1/17/39 (144A)	6,129,103
1,637,183	Stonepeak ABS, Series 2021-1A, Class AA, 2.301%, 2/28/33 (144A)	1,523,448
3,000,000(c)	Stream Innovations Issuer Trust, Series 2024-1A, Class A, 6.27%, 7/15/44 (144A)	2,997,156
7,882,683(a)	STWD, Ltd., Series 2021-FL2, Class A, 6.646% (1 Month Term SOFR + 131 bps), 4/18/38 (144A)	7,745,331
6,000,000(a)	STWD, Ltd., Series 2021-SIF1, Class A, 7.09% (3 Month Term SOFR + 176 bps), 4/15/32 (144A)	6,003,726
3,320,000(a)	STWD, Ltd., Series 2021-SIF1, Class C, 7.94% (3 Month Term SOFR + 261 bps), 4/15/32 (144A)	3,303,178
12,000,000(a)	STWD, Ltd., Series 2021-SIF2A, Class A1, 6.879% (3 Month Term SOFR + 155 bps), 1/15/33 (144A)	12,010,952
29Pioneer Multi-Asset Ultrashort Income Fund | 6/30/24

Principal Amount USD ($)		Value
	Asset Backed Securities — (continued)
7,000,000(a)	STWD, Ltd., Series 2021-SIF2A, Class D, 9.179% (3 Month Term SOFR + 385 bps), 1/15/33 (144A)	$ 7,007,192
1,700,526(a)	Symphony CLO XIX, Ltd., Series 2018-19A, Class A, 6.549% (3 Month Term SOFR + 122 bps), 4/16/31 (144A)	1,700,861
2,250,000(a)	THL Credit Wind River CLO, Ltd., Series 2019-1A, Class XR, 6.536% (3 Month Term SOFR + 121 bps), 7/20/34 (144A)	2,249,816
2,750,000	Tidewater Auto Receivables Trust, Series 2020-AA, Class E, 3.35%, 7/17/28 (144A)	2,672,994
9,726,032(a)	Towd Point Asset Trust, Series 2018-SL1, Class B, 6.51% (1 Month Term SOFR + 116 bps), 1/25/46 (144A)	9,675,360
21,037,393(b)	Towd Point Mortgage Trust, Series 2024-CES1, Class A1A, 5.848%, 1/25/64 (144A)	20,966,749
11,500,000(a)	Trafigura Securitisation Finance Plc, Series 2021-1A, Class A1, 5.973% (1 Month Term SOFR + 64 bps), 1/15/25 (144A)	11,492,318
2,280,000	Trafigura Securitisation Finance Plc, Series 2021-1A, Class A2, 1.08%, 1/15/25 (144A)	2,274,863
8,000,000(a)	Trafigura Securitisation Finance Plc, Series 2024-1A, Class A1, 6.737% (SOFR + 140 bps), 11/15/27 (144A)	8,061,664
731,439	Tricolor Auto Securitization Trust, Series 2021-1A, Class E, 3.23%, 9/15/26 (144A)	730,093
5,000,000	Tricolor Auto Securitization Trust, Series 2022-1A, Class E, 7.79%, 8/16/27 (144A)	4,902,236
1,182,041	Tricolor Auto Securitization Trust, Series 2023-1A, Class A, 6.48%, 8/17/26 (144A)	1,182,414
7,674,130	Tricolor Auto Securitization Trust, Series 2024-1A, Class A, 6.61%, 10/15/27 (144A)	7,688,366
3,750,000	Tricolor Auto Securitization Trust, Series 2024-1A, Class B, 6.53%, 12/15/27 (144A)	3,753,449
4,793,583	Tricolor Auto Securitization Trust, Series 2024-2A, Class A, 6.36%, 12/15/27 (144A)	4,796,514
3,105,000(a)	Trinitas CLO XI, Ltd., Series 2019-11A, Class X, 6.52% (3 Month Term SOFR + 119 bps), 7/15/34 (144A)	3,104,786
131,613	TVEST LLC, Series 2021-A, Class A, 2.35%, 9/15/33 (144A)	131,311
133,298	United Auto Credit Securitization Trust, Series 2022-2, Class B, 5.41%, 12/10/25 (144A)	133,273
3,150,000	United Auto Credit Securitization Trust, Series 2024-1, Class D, 8.30%, 11/12/29 (144A)	3,179,695
Pioneer Multi-Asset Ultrashort Income Fund | 6/30/2430

Schedule of Investments  |  6/30/24
(unaudited) (continued)
Principal Amount USD ($)		Value
	Asset Backed Securities — (continued)
2,275	Upstart Pass-Through Trust, Series 2020-ST2, Class A, 3.50%, 3/20/28 (144A)	$ 2,270
244,521	Upstart Pass-Through Trust, Series 2021-ST4, Class A, 2.00%, 7/20/27 (144A)	237,954
772,053	Upstart Pass-Through Trust, Series 2021-ST5, Class A, 2.00%, 7/20/27 (144A)	756,050
1,682,299	Upstart Pass-Through Trust, Series 2022-ST2, Class A, 3.80%, 4/20/30 (144A)	1,645,114
1,292,894	US Bank NA, Series 2023-1, Class B, 6.789%, 8/25/32 (144A)	1,298,212
8,390,000(a)	Venture 41 CLO, Ltd., Series 2021-41A, Class A1NR, 6.755% (3 Month Term SOFR + 143 bps), 1/20/34 (144A)	8,399,153
4,448,777	Verdant Receivables LLC, Series 2023-1A, Class A2, 6.24%, 1/13/31 (144A)	4,477,045
2,600,000	Veridian Auto Receivables Trust, Series 2023-1A, Class A3, 5.56%, 3/15/28 (144A)	2,597,011
2,000,000	Veros Auto Receivables Trust, Series 2021-1, Class C, 3.64%, 8/15/28 (144A)	1,991,996
9,600,000	Veros Auto Receivables Trust, Series 2022-1, Class C, 5.03%, 8/16/27 (144A)	9,460,412
2,457,362	Veros Auto Receivables Trust, Series 2023-1, Class A, 7.12%, 11/15/28 (144A)	2,465,020
3,000,000	Veros Auto Receivables Trust, Series 2023-1, Class C, 8.32%, 11/15/28 (144A)	3,095,193
5,302,967	Veros Auto Receivables Trust, Series 2024-1, Class A, 6.28%, 11/15/27 (144A)	5,304,189
194,084	VFI ABS LLC, Series 2022-1A, Class A, 2.23%, 3/24/28 (144A)	193,196
7,948,771	VFI ABS LLC, Series 2023-1A, Class A, 7.27%, 3/26/29 (144A)	7,974,556
4,621,960(d)	Vista Point Securitization Trust, Series 2024-CES1, Class A1, 6.676%, 5/25/54 (144A)	4,663,650
1,755,335(a)	Voya CLO, Ltd., Series 2018-1A, Class A1, 6.538% (3 Month Term SOFR + 121 bps), 4/19/31 (144A)	1,758,265
2,651,698	Westgate Resorts LLC, Series 2022-1A, Class C, 2.488%, 8/20/36 (144A)	2,541,882
3,837,821	Westgate Resorts LLC, Series 2023-1A, Class C, 7.49%, 12/20/37 (144A)	3,842,331
8,500,000	Westgate Resorts LLC, Series 2024-1A, Class C, 7.06%, 1/20/38 (144A)	8,488,432
2,097,552(a)	Westlake Automobile Receivables Trust, Series 2023-1A, Class A2B, 6.183% (SOFR30A + 85 bps), 6/15/26 (144A)	2,098,967
31Pioneer Multi-Asset Ultrashort Income Fund | 6/30/24

Principal Amount USD ($)		Value
	Asset Backed Securities — (continued)
2,942,626(a)	Westlake Automobile Receivables Trust, Series 2023-2A, Class A2B, 6.083% (SOFR30A + 75 bps), 7/15/26 (144A)	$ 2,944,364
4,500,000(a)	Wheels Fleet Lease Funding 1 LLC, Series 2024-1A, Class A2, 6.162% (1 Month Term SOFR + 83 bps), 2/18/39 (144A)	4,504,285
6,457,454	Willis Engine Structured Trust VI, Series 2021-A, Class B, 5.438%, 5/15/46 (144A)	5,451,686
4,150(a)	Wilshire Mortgage Loan Trust, Series 1997-2, Class A6, 5.74% (1 Month Term SOFR + 39 bps), 5/25/28	4,135
4,356,303(a)	Woodmont Trust, Series 2020-7A, Class A1A, 7.49% (3 Month Term SOFR + 216 bps), 1/15/32 (144A)	4,361,518
9,702,991(a)	Woodmont Trust, Series 2023-12A, Class A1A, 7.824% (3 Month Term SOFR + 250 bps), 7/25/31 (144A)	9,744,675
2,111,371(a)	World Omni Select Auto Trust, Series 2023-A, Class A2B, 6.183% (SOFR30A + 85 bps), 3/15/27	2,113,646
6,500,000(a)	Z Capital Credit Partners CLO, Ltd., Series 2019-1A, Class BR, 7.589% (3 Month Term SOFR + 226 bps), 7/16/31 (144A)	6,525,701
6,000,000(a)	Z Capital Credit Partners CLO, Ltd., Series 2019-1A, Class DR, 10.589% (3 Month Term SOFR + 526 bps), 7/16/31 (144A)	5,856,504
1,733,163(a)	Zais CLO 13, Ltd., Series 2019-13A, Class A1A, 7.08% (3 Month Term SOFR + 175 bps), 7/15/32 (144A)	1,732,932
	Total Asset Backed Securities (Cost $1,734,474,266)	$1,731,602,676

	Collateralized Mortgage Obligations—9.5% of Net Assets
19,262(b)	Bear Stearns Mortgage Securities, Inc., Series 1997-6, Class 3B1, 4.978%, 6/25/30	$ 19,230
6,613,208(a)	Bellemeade Re, Ltd., Series 2021-3A, Class A2, 6.335% (SOFR30A + 100 bps), 9/25/31 (144A)	6,613,191
15,000,000(a)	Bellemeade Re, Ltd., Series 2021-3A, Class M1C, 6.885% (SOFR30A + 155 bps), 9/25/31 (144A)	14,976,180
15,964,000(a)	Bellemeade Re, Ltd., Series 2022-1, Class M1C, 9.035% (SOFR30A + 370 bps), 1/26/32 (144A)	16,366,242
396,070(b)	BRAVO Residential Funding Trust, Series 2021-NQM2, Class A2, 1.28%, 3/25/60 (144A)	367,524
10,593(b)	Cascade Funding Mortgage Trust, Series 2019-RM3, Class A, 2.80%, 6/25/69 (144A)	10,495
Pioneer Multi-Asset Ultrashort Income Fund | 6/30/2432

Schedule of Investments  |  6/30/24
(unaudited) (continued)
Principal Amount USD ($)		Value
	Collateralized Mortgage Obligations—(continued)
1,667,000(b)	CFMT LLC, Series 2022-HB8, Class A, 3.75%, 4/25/25 (144A)	$ 1,648,396
8,000,000(b)	CFMT LLC, Series 2022-HB8, Class M3, 3.75%, 4/25/25 (144A)	7,036,080
15,000,000(b)	CFMT LLC, Series 2024-HB14, Class A, 3.00%, 6/25/34 (144A)	14,264,667
7,054,607(a)	Chase Mortgage Finance Corp., Series 2021-CL1, Class M1, 6.535% (SOFR30A + 120 bps), 2/25/50 (144A)	6,806,866
1,825,898(a)	Chase Mortgage Finance Corp., Series 2021-CL1, Class M2, 6.685% (SOFR30A + 135 bps), 2/25/50 (144A)	1,752,239
1,051,275(a)	Chase Mortgage Finance Corp., Series 2021-CL1, Class M3, 6.885% (SOFR30A + 155 bps), 2/25/50 (144A)	980,625
7,255,193(a)	Connecticut Avenue Securities Trust, Series 2019-HRP1, Class M2, 7.60% (SOFR30A + 226 bps), 11/25/39 (144A)	7,255,332
4,249,340(a)	Connecticut Avenue Securities Trust, Series 2021-R03, Class 1M1, 6.185% (SOFR30A + 85 bps), 12/25/41 (144A)	4,247,925
7,436,217(a)	Connecticut Avenue Securities Trust, Series 2022-R01, Class 1M1, 6.335% (SOFR30A + 100 bps), 12/25/41 (144A)	7,444,322
2,515,000(a)	Connecticut Avenue Securities Trust, Series 2022-R01, Class 1M2, 7.235% (SOFR30A + 190 bps), 12/25/41 (144A)	2,544,882
4,224,475(a)	Connecticut Avenue Securities Trust, Series 2022-R02, Class 2M1, 6.535% (SOFR30A + 120 bps), 1/25/42 (144A)	4,225,773
19,620,000(a)	Connecticut Avenue Securities Trust, Series 2022-R02, Class 2M2, 8.335% (SOFR30A + 300 bps), 1/25/42 (144A)	20,139,761
6,071,160(a)	Connecticut Avenue Securities Trust, Series 2022-R04, Class 1M1, 7.335% (SOFR30A + 200 bps), 3/25/42 (144A)	6,175,515
2,412,233(a)	Connecticut Avenue Securities Trust, Series 2022-R09, Class 2M1, 7.835% (SOFR30A + 250 bps), 9/25/42 (144A)	2,460,029
7,829,372(a)	Connecticut Avenue Securities Trust, Series 2023-R01, Class 1M1, 7.735% (SOFR30A + 240 bps), 12/25/42 (144A)	8,060,265
33Pioneer Multi-Asset Ultrashort Income Fund | 6/30/24

Principal Amount USD ($)		Value
	Collateralized Mortgage Obligations—(continued)
3,809,467(a)	Connecticut Avenue Securities Trust, Series 2023-R02, Class 1M1, 7.635% (SOFR30A + 230 bps), 1/25/43 (144A)	$ 3,906,773
2,848,050(a)	Connecticut Avenue Securities Trust, Series 2023-R03, Class 2M1, 7.835% (SOFR30A + 250 bps), 4/25/43 (144A)	2,914,358
4,395,924(a)	Connecticut Avenue Securities Trust, Series 2023-R06, Class 1M1, 7.035% (SOFR30A + 170 bps), 7/25/43 (144A)	4,436,389
1,415,273(a)	Connecticut Avenue Securities Trust, Series 2023-R07, Class 2M1, 7.285% (SOFR30A + 195 bps), 9/25/43 (144A)	1,425,841
4,414,232(a)	Connecticut Avenue Securities Trust, Series 2024-R01, Class 1M1, 6.385% (SOFR30A + 105 bps), 1/25/44 (144A)	4,417,637
4,557,390(a)	Connecticut Avenue Securities Trust, Series 2024-R02, Class 1M1, 6.435% (SOFR30A + 110 bps), 2/25/44 (144A)	4,559,774
4,187,963(a)	Connecticut Avenue Securities Trust, Series 2024-R03, Class 2M1, 6.485% (SOFR30A + 115 bps), 3/25/44 (144A)	4,195,606
10,370,000(a)	Connecticut Avenue Securities Trust, Series 2024-R03, Class 2M2, 7.285% (SOFR30A + 195 bps), 3/25/44 (144A)	10,419,598
14,257,994(a)	Connecticut Avenue Securities Trust, Series 2024-R04, Class 1A1, 6.324% (SOFR30A + 100 bps), 5/25/44 (144A)	14,264,636
5,047,097(a)	Connecticut Avenue Securities Trust, Series 2024-R04, Class 1M1, 6.424% (SOFR30A + 110 bps), 5/25/44 (144A)	5,051,734
3,360,000(a)	Eagle Re, Ltd., Series 2021-2, Class M1C, 8.785% (SOFR30A + 345 bps), 4/25/34 (144A)	3,436,393
6,860,000(a)	Eagle Re, Ltd., Series 2023-1, Class M1A, 7.335% (SOFR30A + 200 bps), 9/26/33 (144A)	6,904,912
6,770,000(a)	Eagle Re, Ltd., Series 2023-1, Class M1B, 9.285% (SOFR30A + 395 bps), 9/26/33 (144A)	7,027,435
49,709(a)	Federal Home Loan Mortgage Corp. REMICs, Series 2106, Class F, 5.898% (SOFR30A + 56 bps), 12/15/28	49,517
27,544(a)	Federal Home Loan Mortgage Corp. REMICs, Series 2122, Class FD, 5.798% (SOFR30A + 46 bps), 2/15/29	27,395
Pioneer Multi-Asset Ultrashort Income Fund | 6/30/2434

Schedule of Investments  |  6/30/24
(unaudited) (continued)
Principal Amount USD ($)		Value
	Collateralized Mortgage Obligations—(continued)
3,372(a)	Federal Home Loan Mortgage Corp. REMICs, Series 2156, Class FQ, 5.798% (SOFR30A + 46 bps), 5/15/29	$ 3,370
39,575(a)	Federal Home Loan Mortgage Corp. REMICs, Series 2186, Class FY, 6.048% (SOFR30A + 71 bps), 4/15/28	39,595
15,508(a)	Federal Home Loan Mortgage Corp. REMICs, Series 2368, Class AF, 6.398% (SOFR30A + 106 bps), 10/15/31	15,621
16,614(a)	Federal Home Loan Mortgage Corp. REMICs, Series 2377, Class FE, 6.048% (SOFR30A + 71 bps), 11/15/31	16,573
40,562(a)	Federal Home Loan Mortgage Corp. REMICs, Series 2411, Class FR, 6.048% (SOFR30A + 71 bps), 6/15/31	40,472
39,709(a)	Federal Home Loan Mortgage Corp. REMICs, Series 2432, Class FH, 6.148% (SOFR30A + 81 bps), 3/15/32	39,810
92,920(a)	Federal Home Loan Mortgage Corp. REMICs, Series 2439, Class F, 6.448% (SOFR30A + 111 bps), 3/15/32	93,926
131,540(a)	Federal Home Loan Mortgage Corp. REMICs, Series 2470, Class AF, 6.448% (SOFR30A + 111 bps), 3/15/32	132,924
78,506(a)	Federal Home Loan Mortgage Corp. REMICs, Series 2471, Class FD, 6.448% (SOFR30A + 111 bps), 3/15/32	79,356
27,519(a)	Federal Home Loan Mortgage Corp. REMICs, Series 2498, Class FQ, 6.048% (SOFR30A + 71 bps), 9/15/32	27,433
26,094(a)	Federal Home Loan Mortgage Corp. REMICs, Series 2543, Class EF, 5.798% (SOFR30A + 46 bps), 12/15/32	25,919
149,816(a)	Federal Home Loan Mortgage Corp. REMICs, Series 2551, Class FD, 5.848% (SOFR30A + 51 bps), 1/15/33	149,208
92,969(a)	Federal Home Loan Mortgage Corp. REMICs, Series 2567, Class FJ, 5.848% (SOFR30A + 51 bps), 2/15/33	92,421
41,081(a)	Federal Home Loan Mortgage Corp. REMICs, Series 2577, Class FA, 5.998% (SOFR30A + 66 bps), 2/15/33	40,897
35Pioneer Multi-Asset Ultrashort Income Fund | 6/30/24

Principal Amount USD ($)		Value
	Collateralized Mortgage Obligations—(continued)
3,419(a)	Federal Home Loan Mortgage Corp. REMICs, Series 2585, Class FD, 5.948% (SOFR30A + 61 bps), 12/15/32	$ 3,398
50,337(a)	Federal Home Loan Mortgage Corp. REMICs, Series 2614, Class FV, 6.939% (SOFR30A + 161 bps), 5/15/33	50,753
71,617(a)	Federal Home Loan Mortgage Corp. REMICs, Series 2631, Class FC, 5.848% (SOFR30A + 51 bps), 6/15/33	71,292
37,317(a)	Federal Home Loan Mortgage Corp. REMICs, Series 2711, Class FA, 6.448% (SOFR30A + 111 bps), 11/15/33	37,840
41,241(a)	Federal Home Loan Mortgage Corp. REMICs, Series 2916, Class NF, 5.698% (SOFR30A + 36 bps), 1/15/35	40,966
166,914(a)	Federal Home Loan Mortgage Corp. REMICs, Series 2976, Class LF, 5.788% (SOFR30A + 45 bps), 5/15/35	165,077
25,413(a)	Federal Home Loan Mortgage Corp. REMICs, Series 3012, Class FE, 5.698% (SOFR30A + 36 bps), 8/15/35	25,330
35,817(a)	Federal Home Loan Mortgage Corp. REMICs, Series 3042, Class PF, 5.698% (SOFR30A + 36 bps), 8/15/35	35,621
31,149(a)	Federal Home Loan Mortgage Corp. REMICs, Series 3067, Class FA, 5.798% (SOFR30A + 46 bps), 11/15/35	30,797
18,335(a)	Federal Home Loan Mortgage Corp. REMICs, Series 3102, Class FG, 5.748% (SOFR30A + 41 bps), 1/15/36	18,154
63,269(a)	Federal Home Loan Mortgage Corp. REMICs, Series 3117, Class EF, 5.798% (SOFR30A + 46 bps), 2/15/36	62,669
127,126(a)	Federal Home Loan Mortgage Corp. REMICs, Series 3117, Class FE, 5.748% (SOFR30A + 41 bps), 2/15/36	125,677
58,445(a)	Federal Home Loan Mortgage Corp. REMICs, Series 3122, Class FP, 5.748% (SOFR30A + 41 bps), 3/15/36	58,031
35,647(a)	Federal Home Loan Mortgage Corp. REMICs, Series 3147, Class PF, 5.748% (SOFR30A + 41 bps), 4/15/36	35,394
Pioneer Multi-Asset Ultrashort Income Fund | 6/30/2436

Schedule of Investments  |  6/30/24
(unaudited) (continued)
Principal Amount USD ($)		Value
	Collateralized Mortgage Obligations—(continued)
115,312(a)	Federal Home Loan Mortgage Corp. REMICs, Series 3173, Class FC, 5.868% (SOFR30A + 53 bps), 6/15/36	$ 113,729
271,095(a)	Federal Home Loan Mortgage Corp. REMICs, Series 3175, Class FE, 5.758% (SOFR30A + 42 bps), 6/15/36	267,516
155,150(a)	Federal Home Loan Mortgage Corp. REMICs, Series 3181, Class HF, 5.948% (SOFR30A + 61 bps), 7/15/36	154,100
14,219(a)	Federal Home Loan Mortgage Corp. REMICs, Series 3191, Class FE, 5.848% (SOFR30A + 51 bps), 7/15/36	14,100
112,987(a)	Federal Home Loan Mortgage Corp. REMICs, Series 3221, Class FW, 5.868% (SOFR30A + 53 bps), 9/15/36	111,857
36,686(a)	Federal Home Loan Mortgage Corp. REMICs, Series 3222, Class FN, 5.848% (SOFR30A + 51 bps), 9/15/36	36,306
124,050(a)	Federal Home Loan Mortgage Corp. REMICs, Series 3239, Class EF, 5.798% (SOFR30A + 46 bps), 11/15/36	122,458
61,640(a)	Federal Home Loan Mortgage Corp. REMICs, Series 3239, Class FB, 5.798% (SOFR30A + 46 bps), 11/15/36	60,865
102,395(a)	Federal Home Loan Mortgage Corp. REMICs, Series 3247, Class FA, 5.698% (SOFR30A + 36 bps), 8/15/36	100,277
167,526(a)	Federal Home Loan Mortgage Corp. REMICs, Series 3266, Class F, 5.748% (SOFR30A + 41 bps), 1/15/37	164,090
86,441(a)	Federal Home Loan Mortgage Corp. REMICs, Series 3307, Class FT, 5.688% (SOFR30A + 35 bps), 7/15/34	85,091
8,080(a)	Federal Home Loan Mortgage Corp. REMICs, Series 3315, Class F, 5.788% (SOFR30A + 45 bps), 5/15/37	7,945
242,702(a)	Federal Home Loan Mortgage Corp. REMICs, Series 3373, Class FB, 6.028% (SOFR30A + 69 bps), 10/15/37	241,630
27,996(a)	Federal Home Loan Mortgage Corp. REMICs, Series 3376, Class FM, 6.068% (SOFR30A + 73 bps), 10/15/37	27,920
37Pioneer Multi-Asset Ultrashort Income Fund | 6/30/24

Principal Amount USD ($)		Value
	Collateralized Mortgage Obligations—(continued)
87,740(a)	Federal Home Loan Mortgage Corp. REMICs, Series 3560, Class FA, 6.50% (SOFR30A + 136 bps), 5/15/37	$ 88,305
150,415(a)	Federal Home Loan Mortgage Corp. REMICs, Series 3610, Class FA, 6.148% (SOFR30A + 81 bps), 12/15/39	150,610
40,045(a)	Federal Home Loan Mortgage Corp. REMICs, Series 3708, Class PF, 5.798% (SOFR30A + 46 bps), 7/15/40	39,898
12,645(a)	Federal Home Loan Mortgage Corp. REMICs, Series 3867, Class FD, 5.798% (SOFR30A + 46 bps), 5/15/41	12,537
6,993(a)	Federal Home Loan Mortgage Corp. REMICs, Series 3914, Class LF, 5.648% (SOFR30A + 31 bps), 8/15/26	6,984
3,866(a)	Federal Home Loan Mortgage Corp. REMICs, Series 3982, Class FL, 5.998% (SOFR30A + 66 bps), 12/15/39	3,865
25,639(a)	Federal Home Loan Mortgage Corp. REMICs, Series 4056, Class QF, 5.798% (SOFR30A + 46 bps), 12/15/41	25,432
2,855,000(b)	Federal Home Loan Mortgage Corp. Seasoned Credit Risk Transfer Trust, Series 2019-3, Class M, 4.75%, 10/25/58	2,727,119
136,414(a)	Federal Home Loan Mortgage Corp. STACR REMIC Trust, Series 2021-DNA3, Class M1, 6.085% (SOFR30A + 75 bps), 10/25/33 (144A)	136,372
4,403,069(a)	Federal Home Loan Mortgage Corp. STACR REMIC Trust, Series 2021-DNA5, Class M2, 6.985% (SOFR30A + 165 bps), 1/25/34 (144A)	4,431,737
2,019,699(a)	Federal Home Loan Mortgage Corp. STACR REMIC Trust, Series 2021-DNA6, Class M1, 6.135% (SOFR30A + 80 bps), 10/25/41 (144A)	2,018,463
3,250,000(a)	Federal Home Loan Mortgage Corp. STACR REMIC Trust, Series 2021-DNA6, Class M2, 6.835% (SOFR30A + 150 bps), 10/25/41 (144A)	3,266,150
4,010,498(a)	Federal Home Loan Mortgage Corp. STACR REMIC Trust, Series 2021-DNA7, Class M1, 6.185% (SOFR30A + 85 bps), 11/25/41 (144A)	4,009,875
6,190,000(a)	Federal Home Loan Mortgage Corp. STACR REMIC Trust, Series 2021-DNA7, Class M2, 7.135% (SOFR30A + 180 bps), 11/25/41 (144A)	6,253,638
Pioneer Multi-Asset Ultrashort Income Fund | 6/30/2438

Schedule of Investments  |  6/30/24
(unaudited) (continued)
Principal Amount USD ($)		Value
	Collateralized Mortgage Obligations—(continued)
8,990,504(a)	Federal Home Loan Mortgage Corp. STACR REMIC Trust, Series 2021-HQA3, Class M1, 6.185% (SOFR30A + 85 bps), 9/25/41 (144A)	$ 8,970,056
4,700,000(a)	Federal Home Loan Mortgage Corp. STACR REMIC Trust, Series 2021-HQA3, Class M2, 7.435% (SOFR30A + 210 bps), 9/25/41 (144A)	4,740,624
9,773,604(a)	Federal Home Loan Mortgage Corp. STACR REMIC Trust, Series 2021-HQA4, Class M1, 6.285% (SOFR30A + 95 bps), 12/25/41 (144A)	9,759,544
4,846,731(a)	Federal Home Loan Mortgage Corp. STACR REMIC Trust, Series 2022-DNA1, Class M1A, 6.335% (SOFR30A + 100 bps), 1/25/42 (144A)	4,845,926
18,900,000(a)	Federal Home Loan Mortgage Corp. STACR REMIC Trust, Series 2022-DNA1, Class M2, 7.835% (SOFR30A + 250 bps), 1/25/42 (144A)	19,256,601
1,684,015(a)	Federal Home Loan Mortgage Corp. STACR REMIC Trust, Series 2022-DNA6, Class M1A, 7.485% (SOFR30A + 215 bps), 9/25/42 (144A)	1,706,939
3,515,464(a)	Federal Home Loan Mortgage Corp. STACR REMIC Trust, Series 2022-HQA1, Class M1A, 7.435% (SOFR30A + 210 bps), 3/25/42 (144A)	3,549,056
2,453,410(a)	Federal Home Loan Mortgage Corp. STACR REMIC Trust, Series 2022-HQA3, Class M1A, 7.635% (SOFR30A + 230 bps), 8/25/42 (144A)	2,514,388
8,206,958(a)	Federal Home Loan Mortgage Corp. STACR REMIC Trust, Series 2023-DNA1, Class M1A, 7.435% (SOFR30A + 210 bps), 3/25/43 (144A)	8,354,922
2,265,161(a)	Federal Home Loan Mortgage Corp. STACR REMIC Trust, Series 2023-HQA1, Class M1A, 7.335% (SOFR30A + 200 bps), 5/25/43 (144A)	2,299,391
5,128,267(a)	Federal Home Loan Mortgage Corp. STACR REMIC Trust, Series 2023-HQA2, Class M1A, 7.335% (SOFR30A + 200 bps), 6/25/43 (144A)	5,172,905
8,874,449(a)	Federal Home Loan Mortgage Corp. STACR REMIC Trust, Series 2024-DNA2, Class A1, 6.585% (SOFR30A + 125 bps), 5/25/44 (144A)	8,906,121
60,064(a)	Federal Home Loan Mortgage Corp. STRIPS, Series 237, Class F14, 5.848% (SOFR30A + 51 bps), 5/15/36	59,466
56,635(a)	Federal Home Loan Mortgage Corp. STRIPS, Series 239, Class F29, 5.698% (SOFR30A + 36 bps), 8/15/36	55,864
39Pioneer Multi-Asset Ultrashort Income Fund | 6/30/24

Principal Amount USD ($)		Value
	Collateralized Mortgage Obligations—(continued)
244,834(a)	Federal Home Loan Mortgage Corp. STRIPS, Series 239, Class F30, 5.748% (SOFR30A + 41 bps), 8/15/36	$ 241,982
69,236(a)	Federal Home Loan Mortgage Corp. STRIPS, Series 244, Class F22, 5.798% (SOFR30A + 46 bps), 12/15/36	68,515
4,845,000(a)	Federal Home Loan Mortgage Corp. Structured Agency Credit Risk Debt Notes, Series 2017-HQA2, Class M2B, 8.10% (SOFR30A + 276 bps), 12/25/29	4,976,288
500,000(a)	Federal Home Loan Mortgage Corp. Structured Agency Credit Risk Debt Notes, Series 2017-HRP1, Class B1, 10.05% (SOFR30A + 471 bps), 12/25/42	543,532
2,461,010(a)	Federal Home Loan Mortgage Corp. Structured Agency Credit Risk Debt Notes, Series 2017-HRP1, Class M2, 7.90% (SOFR30A + 256 bps), 12/25/42	2,485,915
380,369(a)	Federal Home Loan Mortgage Corp. Structured Agency Credit Risk Debt Notes, Series 2017-HRP1, Class M2D, 6.70% (SOFR30A + 136 bps), 12/25/42	380,824
7,265,334(a)	Federal National Mortgage Association Connecticut Avenue Securities, Series 2017-C04, Class 2M2C, 8.30% (SOFR30A + 296 bps), 11/25/29	7,563,301
2,597,000(a)	Federal National Mortgage Association Connecticut Avenue Securities, Series 2017-C06, Class 2M2C, 8.25% (SOFR30A + 291 bps), 2/25/30	2,696,352
4,399,915(a)	Federal National Mortgage Association Connecticut Avenue Securities, Series 2018-C04, Class 2M2, 8.00% (SOFR30A + 266 bps), 12/25/30	4,526,412
2,576(a)	Federal National Mortgage Association REMICs, Series 1997-46, Class FA, 5.948% (SOFR30A + 61 bps), 7/18/27	2,555
624(a)	Federal National Mortgage Association REMICs, Series 1998-21, Class F, 5.53% (1 Year CMT Index + 35 bps), 3/25/28	621
18,002(a)	Federal National Mortgage Association REMICs, Series 2000-47, Class FD, 6.00% (SOFR30A + 66 bps), 12/25/30	17,943
63,006(a)	Federal National Mortgage Association REMICs, Series 2001-35, Class F, 6.05% (SOFR30A + 71 bps), 7/25/31	62,854
22,472(a)	Federal National Mortgage Association REMICs, Series 2001-37, Class F, 5.95% (SOFR30A + 61 bps), 8/25/31	22,397
Pioneer Multi-Asset Ultrashort Income Fund | 6/30/2440

Schedule of Investments  |  6/30/24
(unaudited) (continued)
Principal Amount USD ($)		Value
	Collateralized Mortgage Obligations—(continued)
130,203(a)	Federal National Mortgage Association REMICs, Series 2001-50, Class FQ, 6.05% (SOFR30A + 71 bps), 11/25/31	$ 129,888
57,289(a)	Federal National Mortgage Association REMICs, Series 2001-65, Class F, 6.05% (SOFR30A + 71 bps), 11/25/31	57,291
36,907(a)	Federal National Mortgage Association REMICs, Series 2001-69, Class FA, 6.05% (SOFR30A + 71 bps), 7/25/31	36,812
69,444(a)	Federal National Mortgage Association REMICs, Series 2001-72, Class FB, 6.35% (SOFR30A + 101 bps), 12/25/31	69,846
24,029(a)	Federal National Mortgage Association REMICs, Series 2001-81, Class FL, 6.098% (SOFR30A + 76 bps), 1/18/32	24,020
48,504(a)	Federal National Mortgage Association REMICs, Series 2002-1, Class FC, 6.15% (SOFR30A + 81 bps), 1/25/32	48,626
106,254(a)	Federal National Mortgage Association REMICs, Series 2002-13, Class FD, 6.35% (SOFR30A + 101 bps), 3/25/32	106,738
68,856(a)	Federal National Mortgage Association REMICs, Series 2002-34, Class FA, 5.948% (SOFR30A + 61 bps), 5/18/32	68,796
76,345(a)	Federal National Mortgage Association REMICs, Series 2002-56, Class FN, 6.45% (SOFR30A + 111 bps), 7/25/32	77,174
26,560(a)	Federal National Mortgage Association REMICs, Series 2002-58, Class FD, 6.05% (SOFR30A + 71 bps), 8/25/32	26,552
51,231(a)	Federal National Mortgage Association REMICs, Series 2002-77, Class F, 6.05% (SOFR30A + 71 bps), 12/25/32	51,309
36,112(a)	Federal National Mortgage Association REMICs, Series 2002-82, Class FB, 5.95% (SOFR30A + 61 bps), 12/25/32	35,996
48,112(a)	Federal National Mortgage Association REMICs, Series 2002-90, Class FH, 5.95% (SOFR30A + 61 bps), 9/25/32	47,836
25,141(a)	Federal National Mortgage Association REMICs, Series 2002-92, Class FB, 6.10% (SOFR30A + 76 bps), 4/25/30	25,179
41Pioneer Multi-Asset Ultrashort Income Fund | 6/30/24

Principal Amount USD ($)		Value
	Collateralized Mortgage Obligations—(continued)
50,818(a)	Federal National Mortgage Association REMICs, Series 2002-93, Class FH, 5.95% (SOFR30A + 61 bps), 1/25/33	$ 50,745
87,108(a)	Federal National Mortgage Association REMICs, Series 2003-107, Class FD, 5.95% (SOFR30A + 61 bps), 11/25/33	86,960
133,114(a)	Federal National Mortgage Association REMICs, Series 2003-31, Class FM, 5.95% (SOFR30A + 61 bps), 4/25/33	132,901
55,473(a)	Federal National Mortgage Association REMICs, Series 2003-42, Class JF, 5.95% (SOFR30A + 61 bps), 5/25/33	55,166
41,481(a)	Federal National Mortgage Association REMICs, Series 2003-7, Class FA, 6.20% (SOFR30A + 86 bps), 2/25/33	41,649
51,333(a)	Federal National Mortgage Association REMICs, Series 2003-8, Class FJ, 5.80% (SOFR30A + 46 bps), 2/25/33	51,217
91,281(a)	Federal National Mortgage Association REMICs, Series 2004-52, Class FW, 5.85% (SOFR30A + 51 bps), 7/25/34	90,871
23,447(a)	Federal National Mortgage Association REMICs, Series 2004-54, Class FN, 5.90% (SOFR30A + 56 bps), 7/25/34	23,381
7,884(a)	Federal National Mortgage Association REMICs, Series 2004-79, Class FM, 5.75% (SOFR30A + 41 bps), 11/25/24	7,881
85,466(a)	Federal National Mortgage Association REMICs, Series 2005-83, Class KT, 5.75% (SOFR30A + 41 bps), 10/25/35	84,596
84,647(a)	Federal National Mortgage Association REMICs, Series 2005-83, Class LF, 5.76% (SOFR30A + 42 bps), 2/25/35	84,335
54,573(a)	Federal National Mortgage Association REMICs, Series 2006-104, Class GF, 5.77% (SOFR30A + 43 bps), 11/25/36	53,967
16,691(a)	Federal National Mortgage Association REMICs, Series 2006-11, Class FB, 5.75% (SOFR30A + 41 bps), 3/25/36	16,501
25,633(a)	Federal National Mortgage Association REMICs, Series 2006-115, Class BF, 5.69% (SOFR30A + 35 bps), 12/25/36	25,244
Pioneer Multi-Asset Ultrashort Income Fund | 6/30/2442

Schedule of Investments  |  6/30/24
(unaudited) (continued)
Principal Amount USD ($)		Value
	Collateralized Mortgage Obligations—(continued)
59,578(a)	Federal National Mortgage Association REMICs, Series 2006-34, Class FA, 5.76% (SOFR30A + 42 bps), 5/25/36	$ 58,724
101,820(a)	Federal National Mortgage Association REMICs, Series 2006-42, Class CF, 5.90% (SOFR30A + 56 bps), 6/25/36	101,159
38,922(a)	Federal National Mortgage Association REMICs, Series 2006-56, Class FC, 5.74% (SOFR30A + 40 bps), 7/25/36	38,627
10,260(a)	Federal National Mortgage Association REMICs, Series 2006-70, Class BF, 6.00% (SOFR30A + 66 bps), 8/25/36	10,168
21,022(a)	Federal National Mortgage Association REMICs, Series 2006-82, Class F, 6.02% (SOFR30A + 68 bps), 9/25/36	20,935
19,527(a)	Federal National Mortgage Association REMICs, Series 2007-100, Class YF, 6.00% (SOFR30A + 66 bps), 10/25/37	19,411
30,052(a)	Federal National Mortgage Association REMICs, Series 2007-103, Class AF, 6.45% (SOFR30A + 111 bps), 3/25/37	30,514
28,600(a)	Federal National Mortgage Association REMICs, Series 2007-110, Class FA, 6.07% (SOFR30A + 73 bps), 12/25/37	28,442
38,835(a)	Federal National Mortgage Association REMICs, Series 2007-13, Class FA, 5.70% (SOFR30A + 36 bps), 3/25/37	37,929
65,423(a)	Federal National Mortgage Association REMICs, Series 2007-2, Class FT, 5.70% (SOFR30A + 36 bps), 2/25/37	64,045
30,764(a)	Federal National Mortgage Association REMICs, Series 2007-41, Class FA, 5.85% (SOFR30A + 51 bps), 5/25/37	30,365
124,606(a)	Federal National Mortgage Association REMICs, Series 2007-50, Class FN, 5.69% (SOFR30A + 35 bps), 6/25/37	122,816
10,889(a)	Federal National Mortgage Association REMICs, Series 2007-57, Class FA, 5.68% (SOFR30A + 34 bps), 6/25/37	10,765
33,420(a)	Federal National Mortgage Association REMICs, Series 2007-58, Class FA, 5.70% (SOFR30A + 36 bps), 6/25/37	32,812
43Pioneer Multi-Asset Ultrashort Income Fund | 6/30/24

Principal Amount USD ($)		Value
	Collateralized Mortgage Obligations—(continued)
21,404(a)	Federal National Mortgage Association REMICs, Series 2007-66, Class FB, 5.85% (SOFR30A + 51 bps), 7/25/37	$ 21,347
78,648(a)	Federal National Mortgage Association REMICs, Series 2007-7, Class FJ, 5.65% (SOFR30A + 31 bps), 2/25/37	77,301
110,236(a)	Federal National Mortgage Association REMICs, Series 2007-85, Class FG, 5.95% (SOFR30A + 61 bps), 9/25/37	107,190
151,387(a)	Federal National Mortgage Association REMICs, Series 2007-91, Class FB, 6.05% (SOFR30A + 71 bps), 10/25/37	150,850
48,804(a)	Federal National Mortgage Association REMICs, Series 2007-92, Class OF, 6.02% (SOFR30A + 68 bps), 9/25/37	48,216
28,460(a)	Federal National Mortgage Association REMICs, Series 2007-93, Class FD, 6.00% (SOFR30A + 66 bps), 9/25/37	28,223
14,456(a)	Federal National Mortgage Association REMICs, Series 2007-98, Class FD, 5.90% (SOFR30A + 56 bps), 6/25/37	14,316
17,146(a)	Federal National Mortgage Association REMICs, Series 2008-6, Class FA, 6.15% (SOFR30A + 81 bps), 2/25/38	17,150
82,450(a)	Federal National Mortgage Association REMICs, Series 2008-88, Class FA, 6.67% (SOFR30A + 133 bps), 10/25/38	84,214
45,584(a)	Federal National Mortgage Association REMICs, Series 2009-113, Class FB, 6.00% (SOFR30A + 66 bps), 1/25/40	45,288
21,848(a)	Federal National Mortgage Association REMICs, Series 2010-43, Class FD, 6.05% (SOFR30A + 71 bps), 5/25/40	21,765
82,510(a)	Federal National Mortgage Association REMICs, Series 2010-43, Class IF, 5.95% (SOFR30A + 61 bps), 5/25/40	81,900
79,157(a)	Federal National Mortgage Association REMICs, Series 2012-40, Class PF, 5.95% (SOFR30A + 61 bps), 4/25/42	78,368
831,185(a)	Federal National Mortgage Association Trust, Series 2003-W6, Class F, 5.80% (SOFR30A + 46 bps), 9/25/42	826,998
Pioneer Multi-Asset Ultrashort Income Fund | 6/30/2444

Schedule of Investments  |  6/30/24
(unaudited) (continued)
Principal Amount USD ($)		Value
	Collateralized Mortgage Obligations—(continued)
277,192(a)	Federal National Mortgage Association Trust, Series 2005-W3, Class 2AF, 5.67% (SOFR30A + 33 bps), 3/25/45	$ 274,550
25,422(b)	Federal National Mortgage Association Trust, Series 2005-W3, Class 3A, 4.423%, 4/25/45	24,204
27,878(b)	Federal National Mortgage Association Trust, Series 2005-W4, Class 3A, 4.311%, 6/25/45	27,018
252,193(a)	Federal National Mortgage Association Whole Loan, Series 2007-W1, Class 1AF1, 5.71% (SOFR30A + 37 bps), 11/25/46	249,730
6,982(a)	Government National Mortgage Association, Series 2003-7, Class FB, 5.643% (1 Month Term SOFR + 31 bps), 1/16/33	6,961
183,069(a)	Government National Mortgage Association, Series 2005-16, Class FA, 5.703% (1 Month Term SOFR + 36 bps), 2/20/35	181,697
186,493(a)	Government National Mortgage Association, Series 2005-3, Class FC, 5.693% (1 Month Term SOFR + 36 bps), 1/16/35	185,538
65,563(a)	Government National Mortgage Association, Series 2008-69, Class FA, 5.953% (1 Month Term SOFR + 61 bps), 8/20/38	65,556
63,996(a)	Government National Mortgage Association, Series 2009-66, Class UF, 6.443% (1 Month Term SOFR + 111 bps), 8/16/39	64,759
45,831(a)	Government National Mortgage Association, Series 2009-92, Class FJ, 6.123% (1 Month Term SOFR + 79 bps), 10/16/39	45,947
18,836,926(a)	GS Mortgage-Backed Securities Trust, Series 2024-HE1, Class A1, 6.935% (SOFR30A + 160 bps), 8/25/54 (144A)	18,937,891
5,347,200(a)	Home Re, Ltd., Series 2019-1, Class M1, 7.10% (SOFR30A + 176 bps), 5/25/29 (144A)	5,349,708
7,360,000(a)	Home Re, Ltd., Series 2021-1, Class M2, 8.30% (SOFR30A + 296 bps), 7/25/33 (144A)	7,432,185
1,218,536(a)	Home Re, Ltd., Series 2022-1, Class M1A, 8.185% (SOFR30A + 285 bps), 10/25/34 (144A)	1,225,290
5,750,000(a)	Home Re, Ltd., Series 2023-1, Class M1A, 7.485% (SOFR30A + 215 bps), 10/25/33 (144A)	5,781,581
3,751,032	IMS Ecuadorian Mortgage Trust, Series 2021-1, Class GA, 3.40%, 8/18/43 (144A)	3,488,460
1,867,435(b)	JP Morgan Mortgage Trust, Series 2014-IVR3, Class B4, 6.366%, 9/25/44 (144A)	1,826,310
45Pioneer Multi-Asset Ultrashort Income Fund | 6/30/24

Principal Amount USD ($)		Value
	Collateralized Mortgage Obligations—(continued)
6,766,801(a)	JP Morgan Mortgage Trust, Series 2018-7FRB, Class A2, 6.21% (1 Month Term SOFR + 86 bps), 4/25/46 (144A)	$ 6,559,342
1,108,971(a)	JP Morgan Mortgage Trust, Series 2018-7FRB, Class A3, 6.21% (1 Month Term SOFR + 86 bps), 4/25/46 (144A)	1,071,158
6,933,518(b)	JP Morgan Mortgage Trust, Series 2018-7FRB, Class B1, 6.758%, 4/25/46 (144A)	6,590,799
6,557,886(b)	JP Morgan Mortgage Trust, Series 2018-7FRB, Class B2, 6.758%, 4/25/46 (144A)	6,221,915
648,655(a)	JP Morgan Seasoned Mortgage Trust, Series 2014-1, Class AM, 5.96% (1 Month Term SOFR + 61 bps), 5/25/33 (144A)	630,483
2,049,127(b)	JP Morgan Seasoned Mortgage Trust, Series 2014-1, Class B1, 5.967%, 5/25/33 (144A)	1,991,157
1,910,112(b)	JP Morgan Seasoned Mortgage Trust, Series 2014-1, Class B2, 5.967%, 5/25/33 (144A)	1,852,842
1,472,528(b)	JP Morgan Seasoned Mortgage Trust, Series 2014-1, Class B3, 5.967%, 5/25/33 (144A)	1,419,715
87,615(b)	JP Morgan Trust, Series 2015-1, Class 1A14, 6.704%, 12/25/44 (144A)	85,996
2,933,497(a)	JPMorgan Chase Bank N.A. - CHASE, Series 2019-CL1, Class M1, 6.81% (1 Month Term SOFR + 146 bps), 4/25/47 (144A)	2,886,802
5,315,070(a)	JPMorgan Chase Bank NA - JPMWM, Series 2021-CL1, Class M1, 6.635% (SOFR30A + 130 bps), 3/25/51 (144A)	5,171,053
4,490,000(d)	LHOME Mortgage Trust, Series 2024-RTL2, Class A1, 7.128%, 3/25/29 (144A)	4,510,289
3,320(b)	Merrill Lynch Mortgage Investors Trust, Series 2003-G, Class A3, 7.375%, 1/25/29	3,206
296,820(a)	Merrill Lynch Mortgage Investors Trust, Series 2003-H, Class A1, 6.10% (1 Month Term SOFR + 75 bps), 1/25/29	258,687
98,230(a)	Merrill Lynch Mortgage Investors Trust Series MLCC, Series 2004-B, Class A2, 6.269% (6 Month Term SOFR + 97 bps), 5/25/29	93,626
8,461(a)	Merrill Lynch Mortgage Investors Trust Series MLCC, Series 2004-C, Class A2B, 6.704% (6 Month Term SOFR + 143 bps), 7/25/29	8,233
20,051(b)	Merrill Lynch Mortgage Investors Trust Series MLCC, Series 2004-D, Class A3, 7.238%, 9/25/29	19,005
Pioneer Multi-Asset Ultrashort Income Fund | 6/30/2446

Schedule of Investments  |  6/30/24
(unaudited) (continued)
Principal Amount USD ($)		Value
	Collateralized Mortgage Obligations—(continued)
1,390,000(d)	MFA Trust, Series 2024-RTL1, Class A1, 7.093%, 2/25/29 (144A)	$ 1,387,664
2,564,000(b)	Morgan Stanley Residential Mortgage Loan Trust, Series 2014-1A, Class B4, 6.87%, 6/25/44 (144A)	2,446,833
4,970,000(a)	Oaktown Re III, Ltd., Series 2019-1A, Class B1A, 8.95% (SOFR30A + 361 bps), 7/25/29 (144A)	4,977,211
1,631,000(a)	Oaktown Re III, Ltd., Series 2019-1A, Class B1B, 9.80% (SOFR30A + 446 bps), 7/25/29 (144A)	1,634,095
2,808,158(a)	Oaktown Re III, Ltd., Series 2019-1A, Class M1B, 7.40% (SOFR30A + 206 bps), 7/25/29 (144A)	2,809,364
1,323,429(a)	Oaktown Re VI, Ltd., Series 2021-1A, Class M1B, 7.385% (SOFR30A + 205 bps), 10/25/33 (144A)	1,325,803
3,500,000(a)	Oaktown Re VII, Ltd., Series 2021-2, Class M1B, 8.235% (SOFR30A + 290 bps), 4/25/34 (144A)	3,567,555
3,036,104	Ocwen Loan Investment Trust, Series 2024-HB1, Class A, 3.00%, 2/25/37 (144A)	2,902,108
2,300,000	Ocwen Loan Investment Trust, Series 2024-HB1, Class M1, 3.00%, 2/25/37 (144A)	2,078,846
1,020,000	Ocwen Loan Investment Trust, Series 2024-HB1, Class M2, 3.00%, 2/25/37 (144A)	885,802
11,104(a)	Pepper Residential Securities Trust No. 25, Series 25A, Class A1U, 6.374% (1 Month Term SOFR + 104 bps), 3/12/61 (144A)	11,104
11,956,481(a)	Radnor Re, Ltd., Series 2021-1, Class M1C, 8.035% (SOFR30A + 270 bps), 12/27/33 (144A)	12,053,294
1,790,000(a)	Radnor Re, Ltd., Series 2021-1, Class M2, 8.485% (SOFR30A + 315 bps), 12/27/33 (144A)	1,818,291
12,590,000(a)	Radnor Re, Ltd., Series 2021-2, Class M1B, 9.035% (SOFR30A + 370 bps), 11/25/31 (144A)	12,873,111
9,050,000(a)	Radnor Re, Ltd., Series 2023-1, Class M1A, 8.035% (SOFR30A + 270 bps), 7/25/33 (144A)	9,169,997
661,679(a)	Radnor RE, Ltd., Series 2022-1, Class M1A, 9.085% (SOFR30A + 375 bps), 9/25/32 (144A)	668,459
873,297(a)	RESI Finance LP, Series 2003-CB1, Class B3, 6.891% (1 Month Term SOFR + 156 bps), 6/10/35 (144A)	740,528
196,361(a)	RESIMAC Premier, Series 2020-1A, Class A1A, 6.492% (1 Month Term SOFR + 116 bps), 2/7/52 (144A)	196,413
7,607,260(b)	Saluda Grade Alternative Mortgage Trust, Series 2024-CES1, Class A1, 6.306%, 3/25/54 (144A)	7,598,312
3,220,601(b)	Seasoned Credit Risk Transfer Trust, Series 2018-1, Class M, 4.75%, 5/25/57	3,076,911
47Pioneer Multi-Asset Ultrashort Income Fund | 6/30/24

Principal Amount USD ($)		Value
	Collateralized Mortgage Obligations—(continued)
6,076,087(a)	STACR Trust, Series 2018-HRP1, Class B1, 9.20% (SOFR30A + 386 bps), 4/25/43 (144A)	$ 6,271,875
1,911,028(a)	Towd Point Mortgage Trust, Series 2017-5, Class A1, 6.06% (1 Month Term SOFR + 71 bps), 2/25/57 (144A)	1,953,234
1,110,682(a)	Towd Point Mortgage Trust, Series 2019-HY1, Class A1, 6.46% (1 Month Term SOFR + 111 bps), 10/25/48 (144A)	1,127,030
3,803,988	Towd Point Mortgage Trust, Series 2020-4, Class XA, 3.25%, 10/25/60 (144A)	3,610,418
10,199,959(b)	Towd Point Mortgage Trust, Series 2024-CES2, Class A1A, 6.125%, 2/25/64 (144A)	10,186,476
7,373,284(a)	Triangle Re, Ltd., Series 2021-3, Class M1B, 8.235% (SOFR30A + 290 bps), 2/25/34 (144A)	7,445,206
14,860,000(a)	Triangle Re, Ltd., Series 2023-1, Class M1A, 8.735% (SOFR30A + 340 bps), 11/25/33 (144A)	15,168,841
	Total Collateralized Mortgage Obligations (Cost $541,202,720)	$542,800,013

	Commercial Mortgage-Backed Securities—6.8% of Net Assets
12,574,948(a)	ACRES Commercial Realty, Ltd., Series 2021-FL1, Class A, 6.643% (1 Month Term SOFR + 131 bps), 6/15/36 (144A)	$ 12,507,986
5,296,393(a)	Arbor Realty Commercial Real Estate Notes, Ltd., Series 2021-FL3, Class A, 6.513% (1 Month Term SOFR + 118 bps), 8/15/34 (144A)	5,263,397
8,070,000(a)	Arbor Realty Commercial Real Estate Notes, Ltd., Series 2021-FL4, Class A, 6.793% (1 Month Term SOFR + 146 bps), 11/15/36 (144A)	8,051,617
12,110,000(a)	Arbor Realty Commercial Real Estate Notes, Ltd., Series 2022-FL1, Class A, 6.783% (SOFR30A + 145 bps), 1/15/37 (144A)	12,059,223
10,324,534(a)	Arbor Realty Commercial Real Estate Notes, Ltd., Series 2022-FL2, Class A, 7.179% (1 Month Term SOFR + 185 bps), 5/15/37 (144A)	10,324,462
4,391,223(a)	AREIT Trust, Series 2021-CRE5, Class A, 6.523% (1 Month Term SOFR + 119 bps), 11/17/38 (144A)	4,364,766
15,530,000(a)	AREIT, Ltd., Series 2024-CRE9, Class A, 7.015% (1 Month Term SOFR + 169 bps), 5/17/41 (144A)	15,539,846
14,030,000(a)	BAMLL Commercial Mortgage Securities Trust, Series 2024-NASH, Class A, 7.35% (1 Month Term SOFR + 200 bps), 5/15/39 (144A)	14,030,463
Pioneer Multi-Asset Ultrashort Income Fund | 6/30/2448

Schedule of Investments  |  6/30/24
(unaudited) (continued)
Principal Amount USD ($)		Value
	Commercial Mortgage-Backed Securities—(continued)
99,565,000(b)(e)	BAMLL Commercial Mortgage Securities Trust, Series 2024-NASH, Class XCP, 1.386%, 5/15/39 (144A)	$ 1,173,145
1,005,270(a)	BDS, Series 2021-FL8, Class A, 6.366% (1 Month Term SOFR + 103 bps), 1/18/36 (144A)	1,004,419
2,751,901(a)	BDS, Ltd., Series 2020-FL5, Class C, 7.496% (1 Month Term SOFR + 216 bps), 2/16/37 (144A)	2,743,527
12,000,000(a)	BX Commercial Mortgage Trust, Series 2021-CIP, Class B, 6.714% (1 Month Term SOFR + 139 bps), 12/15/38 (144A)	11,842,578
3,519,541(a)	BX Commercial Mortgage Trust, Series 2021-XL2, Class D, 6.84% (1 Month Term SOFR + 151 bps), 10/15/38 (144A)	3,444,345
8,000,000(a)	BXP Trust, Series 2017-CQHP, Class B, 6.476% (1 Month Term SOFR + 115 bps), 11/15/34 (144A)	6,721,328
2,171,167(a)	CG-CCRE Commercial Mortgage Trust, Series 2014-FL1, Class B, 6.593% (1 Month Term SOFR + 126 bps), 6/15/31 (144A)	2,083,886
1,058,165(a)	CG-CCRE Commercial Mortgage Trust, Series 2014-FL2, Class A, 7.297% (1 Month Term SOFR + 197 bps), 11/15/31 (144A)	1,021,351
7,500,000(a)	CLNY Trust, Series 2019-IKPR, Class B, 6.921% (1 Month Term SOFR + 159 bps), 11/15/38 (144A)	7,238,486
14,000,000(a)	COMM Mortgage Trust, Series 2024-WCL1, Class A, 7.141% (1 Month Term SOFR + 184 bps), 6/15/41 (144A)	13,932,859
678,789(a)	Federal Home Loan Mortgage Corp. Multifamily Structured Credit Risk, Series 2021-MN1, Class M1, 7.335% (SOFR30A + 200 bps), 1/25/51 (144A)	674,593
4,800,000(b)	Fontainebleau Miami Beach Trust, Series 2019-FBLU, Class D, 4.095%, 12/10/36 (144A)	4,680,845
20,900,555(a)	FS Rialto, Series 2021-FL3, Class A, 6.693% (1 Month Term SOFR + 136 bps), 11/16/36 (144A)	20,769,710
8,720,000(a)	GS Mortgage Securities Corp. Trust, Series 2018-TWR, Class A, 6.526% (1 Month Term SOFR + 120 bps), 7/15/31 (144A)	7,150,400
10,000,000(a)	GS Mortgage Securities Corp. Trust, Series 2020-DUNE, Class A, 6.694% (1 Month Term SOFR + 136 bps), 12/15/36 (144A)	9,944,694
5,000,000(a)	GS Mortgage Securities Corp. Trust, Series 2020-DUNE, Class E, 8.094% (1 Month Term SOFR + 276 bps), 12/15/36 (144A)	4,847,156
49Pioneer Multi-Asset Ultrashort Income Fund | 6/30/24

Principal Amount USD ($)		Value
	Commercial Mortgage-Backed Securities—(continued)
1,100,000(a)	GS Mortgage Securities Corp. Trust, Series 2021-IP, Class E, 8.993% (1 Month Term SOFR + 366 bps), 10/15/36 (144A)	$ 1,051,581
3,980,000(a)	HILT Commercial Mortgage Trust, Series 2024-ORL, Class A, 6.87% (1 Month Term SOFR + 154 bps), 5/15/37 (144A)	3,970,050
5,470,000(a)	HILT Commercial Mortgage Trust, Series 2024-ORL, Class B, 7.27% (1 Month Term SOFR + 194 bps), 5/15/37 (144A)	5,456,325
7,500,000(a)	HPLY Trust, Series 2019-HIT, Class C, 7.042% (1 Month Term SOFR + 171 bps), 11/15/36 (144A)	7,402,240
1,000,000(b)	HTL Commercial Mortgage Trust, Series 2024-T53, Class C, 7.324%, 5/10/39 (144A)	1,003,187
1,630,000(b)	HTL Commercial Mortgage Trust, Series 2024-T53, Class D, 8.471%, 5/10/39 (144A)	1,643,149
5,060,000(a)	J.P. Morgan Chase Commercial Mortgage Securities Trust, Series 2021-HTL5, Class B, 6.958% (1 Month Term SOFR + 163 bps), 11/15/38 (144A)	5,025,212
4,000,000(a)	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2018-WPT, Class CFL, 7.217% (1 Month Term SOFR + 189 bps), 7/5/33 (144A)	3,421,514
3,600,000(a)	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2019-BKWD, Class C, 7.543% (1 Month Term SOFR + 221 bps), 9/15/29 (144A)	2,986,686
5,700,000(a)	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2019-MFP, Class E, 7.536% (1 Month Term SOFR + 221 bps), 7/15/36 (144A)	5,557,533
6,735,000(a)	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2020-609M, Class A, 7.063% (1 Month Term SOFR + 173 bps), 10/15/33 (144A)	6,433,085
3,055,000	JPMBB Commercial Mortgage Securities Trust, Series 2015-C29, Class A4, 3.611%, 5/15/48	2,992,995
3,548,493(a)	LoanCore Issuer, Ltd., Series 2021-CRE5, Class A, 6.743% (1 Month Term SOFR + 141 bps), 7/15/36 (144A)	3,534,754
12,419,163(a)	LoanCore Issuer, Ltd., Series 2022-CRE7, Class A, 6.883% (SOFR30A + 155 bps), 1/17/37 (144A)	12,388,482
2,166,787(a)	MCR Mortgage Trust, Series 2024-HTL, Class B, 7.736% (1 Month Term SOFR + 241 bps), 2/15/37 (144A)	2,168,116
4,330,000	MCR Mortgage Trust, Series 2024-TWA, Class A, 5.924%, 6/12/39 (144A)	4,322,142
Pioneer Multi-Asset Ultrashort Income Fund | 6/30/2450

Schedule of Investments  |  6/30/24
(unaudited) (continued)
Principal Amount USD ($)		Value
	Commercial Mortgage-Backed Securities—(continued)
3,214,573(a)	Med Trust, Series 2021-MDLN, Class A, 6.393% (1 Month Term SOFR + 106 bps), 11/15/38 (144A)	$ 3,207,544
13,870,000	MF1 2024-FL15 A 8/41, 6.988%, 8/18/41 (144A)	13,835,325
3,217,022(a)	MF1 Multifamily Housing Mortgage Loan Trust, Series 2021-FL5, Class A, 6.293% (1 Month Term SOFR + 96 bps), 7/15/36 (144A)	3,203,074
9,900,000(a)	MF1, Ltd., Series 2021-FL6, Class AS, 6.896% (1 Month Term SOFR + 156 bps), 7/16/36 (144A)	9,724,640
14,074,679(a)	MF1, Ltd., Series 2022-FL8, Class A, 6.689% (1 Month Term SOFR + 135 bps), 2/19/37 (144A)	13,975,974
8,500,000(a)	Morgan Stanley Capital I Trust, Series 2017-ASHF, Class B, 6.876% (1 Month Term SOFR + 155 bps), 11/15/34 (144A)	8,440,153
7,980,000(a)	Morgan Stanley Capital I Trust, Series 2018-BOP, Class B, 6.626% (1 Month Term SOFR + 130 bps), 8/15/33 (144A)	5,305,104
6,300,000(a)	Natixis Commercial Mortgage Securities Trust, Series 2019-MILE, Class B, 7.208% (1 Month Term SOFR + 188 bps), 7/15/36 (144A)	5,509,198
929,319(a)	Ready Capital Mortgage Financing LLC, Series 2021-FL6, Class A, 6.41% (1 Month Term SOFR + 106 bps), 7/25/36 (144A)	922,772
2,175,000(a)	Ready Capital Mortgage Financing LLC, Series 2021-FL6, Class D, 7.86% (1 Month Term SOFR + 251 bps), 7/25/36 (144A)	2,077,292
1,519,000(a)	Ready Capital Mortgage Financing LLC, Series 2021-FL6, Class E, 8.36% (1 Month Term SOFR + 301 bps), 7/25/36 (144A)	1,447,977
4,825,000(a)	Ready Capital Mortgage Financing LLC, Series 2021-FL7, Class D, 8.41% (1 Month Term SOFR + 306 bps), 11/25/36 (144A)	4,708,591
6,787,616(a)	Ready Capital Mortgage Financing LLC, Series 2022-FL8, Class A, 6.985% (SOFR30A + 165 bps), 1/25/37 (144A)	6,757,920
5,498,170(a)	Ready Capital Mortgage Financing LLC, Series 2023-FL11, Class A, 7.719% (1 Month Term SOFR + 237 bps), 10/25/39 (144A)	5,514,894
6,515,000(b)	THPT Mortgage Trust, Series 2023-THL, Class A, 7.227%, 12/10/34 (144A)	6,607,234
7,026,373(a)	TRTX Issuer, Ltd., Series 2019-FL3, Class C, 7.543% (1 Month Term SOFR + 221 bps), 10/15/34 (144A)	6,745,481
2,522,612(a)	TRTX Issuer, Ltd., Series 2022-FL5, Class A, 6.979% (1 Month Term SOFR + 165 bps), 2/15/39 (144A)	2,497,335
51Pioneer Multi-Asset Ultrashort Income Fund | 6/30/24

Principal Amount USD ($)		Value
	Commercial Mortgage-Backed Securities—(continued)
6,000,000(a)	TX Trust, Series 2024-HOU, Class A, 6.91% (1 Month Term SOFR + 159 bps), 6/15/39 (144A)	$ 5,947,468
2,201,692(b)	Velocity Commercial Capital Loan Trust, Series 2023-1, Class A, 6.47%, 1/25/53 (144A)	2,205,850
5,188,852(b)	Velocity Commercial Capital Loan Trust, Series 2024-1, Class A, 6.55%, 1/25/54 (144A)	5,200,952
4,442,416(b)	Velocity Commercial Capital Loan Trust, Series 2024-2, Class A, 6.58%, 4/25/54 (144A)	4,456,532
12,800,000(a)	Wells Fargo Commercial Mortgage Trust, Series 2017-SMP, Class C, 6.70% (1 Month Term SOFR + 137 bps), 12/15/34 (144A)	6,458,363
9,652,159(a)(f)	XCALI Mortgage Trust, Series 2019-1, Class A, 9.194% (1 Month Term SOFR + 386 bps), 11/6/23 (144A)	9,438,013
2,713,120(a)	XCALI Mortgage Trust, Series 2020-1, Class A, 7.844% (1 Month Term SOFR + 251 bps), 2/6/24 (144A)	2,703,984
1,639,376(a)	XCALI Mortgage Trust, Series 2020-5, Class A, 8.699% (1 Month Term SOFR + 337 bps), 10/15/23 (144A)	1,638,708
	Total Commercial Mortgage-Backed Securities (Cost $404,901,386)	$389,302,511

	Corporate Bonds — 32.4% of Net Assets
	Agriculture — 0.1%
4,000,000	BAT International Finance Plc, 3.95%, 6/15/25 (144A)	$ 3,934,122
	Total Agriculture	$3,934,122

	Airlines — 0.1%
4,302,671	Continental Airlines, Pass-Through Trust, Series 2012-2, 4.00%, 10/29/24	$ 4,302,211
	Total Airlines	$4,302,211

	Auto Manufacturers — 3.6%
8,000,000(a)	American Honda Finance Corp., 5.822% (SOFR + 45 bps), 6/13/25	$ 8,002,507
9,600,000(a)	American Honda Finance Corp., 6.064% (SOFR + 71 bps), 1/9/26	9,637,766
15,670,000(a)	American Honda Finance Corp., 6.134% (SOFR + 77 bps), 3/12/27	15,744,119
9,300,000(a)	American Honda Finance Corp., 6.276% (SOFR + 92 bps), 1/12/26	9,361,957
Pioneer Multi-Asset Ultrashort Income Fund | 6/30/2452

Schedule of Investments  |  6/30/24
(unaudited) (continued)
Principal Amount USD ($)		Value
	Auto Manufacturers — (continued)
13,250,000(a)	BMW US Capital LLC, 5.916% (SOFR + 55 bps), 4/2/26 (144A)	$ 13,294,505
10,220,000	Daimler Truck Finance North America LLC, 3.50%, 4/7/25 (144A)	10,050,164
6,400,000(a)	Daimler Truck Finance North America LLC, 6.325% (SOFR + 96 bps), 9/25/27 (144A)	6,408,015
9,000,000(a)	General Motors Financial Co., Inc., 5.976% (SOFR + 62 bps), 10/15/24	9,003,339
14,060,000(a)	General Motors Financial Co., Inc., 6.425% (SOFR + 105 bps), 7/15/27	14,065,343
10,200,000(a)	General Motors Financial Co., Inc., 6.71% (SOFR + 135 bps), 5/8/27	10,280,264
9,500,000	Hyundai Capital America, 6.00%, 7/11/25 (144A)	9,530,954
5,650,000(a)	Hyundai Capital America, 6.405% (SOFR + 104 bps), 6/24/27 (144A)	5,660,018
6,990,000(a)	Hyundai Capital America, 6.682% (SOFR + 132 bps), 11/3/25 (144A)	7,033,760
8,090,000(a)	Hyundai Capital America, 6.853% (SOFR + 150 bps), 1/8/27 (144A)	8,211,652
9,370,000(a)	Mercedes-Benz Finance North America LLC, 6.023% (SOFR + 67 bps), 1/9/26 (144A)	9,414,020
10,850,000(a)	Toyota Motor Credit Corp., 5.816% (SOFR + 45 bps), 5/15/26	10,860,850
10,500,000(a)	Toyota Motor Credit Corp., 6.015% (SOFR + 65 bps), 3/19/27	10,541,937
8,000,000(a)	Toyota Motor Credit Corp., 6.022% (SOFR + 65 bps), 9/11/25	8,027,768
11,500,000	Volkswagen Group of America Finance LLC, 4.625%, 11/13/25 (144A)	11,362,655
19,820,000(a)	Volkswagen Group of America Finance LLC, 6.302% (SOFR + 93 bps), 9/12/25 (144A)	19,942,321
	Total Auto Manufacturers	$206,433,914

	Banks — 19.3%
23,300,000(a)	ABN AMRO Bank NV, 7.154% (SOFR + 178 bps), 9/18/27 (144A)	$ 23,668,820
12,190,000(a)	Australia & New Zealand Banking Group, Ltd., 5.934% (SOFR + 56 bps), 3/18/26 (144A)	12,215,086
13,530,000(a)	Australia & New Zealand Banking Group, Ltd., 5.994% (SOFR + 64 bps), 10/3/25 (144A)	13,579,474
8,730,000(a)	Australia & New Zealand Banking Group, Ltd., 6.104% (SOFR + 75 bps), 7/3/25 (144A)	8,767,824
3,428,000(a)	Bank of America Corp., 6.33% (SOFR + 97 bps), 7/22/27	3,444,873
53Pioneer Multi-Asset Ultrashort Income Fund | 6/30/24

Principal Amount USD ($)		Value
	Banks — (continued)
8,300,000(a)	Bank of America Corp., 6.409% (SOFR + 105 bps), 2/4/28	$ 8,343,160
18,980,000(a)	Bank of America Corp., 6.723% (SOFR + 135 bps), 9/15/27	19,234,497
15,450,000(a)	Bank of America NA, 6.387% (SOFR + 102 bps), 8/18/26	15,601,873
8,100,000(a)	Bank of Montreal, 5.992% (SOFR + 62 bps), 9/15/26	8,096,806
7,500,000(a)	Bank of Montreal, 6.701% (SOFR + 133 bps), 6/5/26	7,600,817
9,910,000(b)	Bank of New York Mellon, 5.148% (SOFR + 107 bps), 5/22/26	9,893,606
11,130,000(a)	Bank of Nova Scotia, 6.144% (SOFR + 78 bps), 6/4/27	11,128,887
15,100,000(a)	Bank of Nova Scotia, 6.454% (SOFR + 109 bps), 6/12/25	15,196,457
6,500,000(a)	Banque Federative du Credit Mutuel S.A., 5.768% (SOFR + 41 bps), 2/4/25 (144A)	6,500,464
9,000,000(a)	Banque Federative du Credit Mutuel S.A., 6.486% (SOFR + 113 bps), 1/23/27 (144A)	9,079,380
13,630,000(a)	Banque Federative du Credit Mutuel S.A., 6.756% (SOFR + 140 bps), 7/13/26 (144A)	13,821,009
15,500,000(a)	Barclays Plc, 6.862% (SOFR + 149 bps), 3/12/28	15,659,339
12,316,000(a)	Barclays Plc, 7.252% (SOFR + 188 bps), 9/13/27	12,551,212
4,355,000	BNP Paribas S.A., 3.375%, 1/9/25 (144A)	4,297,944
16,060,000(a)	BPCE S.A., 7.338% (SOFR + 198 bps), 10/19/27 (144A)	16,349,875
5,970,000	Canadian Imperial Bank of Commerce, 5.144%, 4/28/25	5,951,282
17,160,000(a)	Canadian Imperial Bank of Commerce, 6.316% (SOFR + 94 bps), 6/28/27	17,169,867
9,090,000(a)	Citibank NA, 5.951% (SOFR + 59 bps), 4/30/26	9,099,700
9,239,000(a)	Citibank NA, 6.171% (SOFR + 81 bps), 9/29/25	9,280,764
12,450,000(a)	Citibank NA, 6.431% (SOFR + 106 bps), 12/4/26	12,599,073
11,083,000(a)	Citigroup, Inc., 6.054% (SOFR + 69 bps), 1/25/26	11,092,642
3,760,000(a)	Citigroup, Inc., 6.133% (SOFR + 77 bps), 6/9/27	3,760,301
16,220,000(a)	Cooperatieve Rabobank UA, 6.074% (SOFR + 71 bps), 3/5/27	16,265,494
15,790,000(a)	Cooperatieve Rabobank UA, 6.253% (SOFR + 90 bps), 10/5/26	15,894,267
2,066,000(b)	Federation des Caisses Desjardins du Quebec, 5.278% (SOFR + 109 bps), 1/23/26 (144A)	2,059,648
13,020,000(a)	Goldman Sachs Bank USA, 6.135% (SOFR + 77 bps), 3/18/27	13,026,542
Pioneer Multi-Asset Ultrashort Income Fund | 6/30/2454

Schedule of Investments  |  6/30/24
(unaudited) (continued)
Principal Amount USD ($)		Value
	Banks — (continued)
7,480,000(a)	Goldman Sachs Bank USA/New York NY, 6.113% (SOFR + 75 bps), 5/21/27	$ 7,482,409
10,500,000(a)	Goldman Sachs Group, Inc., 5.848% (SOFR + 49 bps), 10/21/24	10,502,170
10,500,000(a)	Goldman Sachs Group, Inc., 5.871% (SOFR + 50 bps), 9/10/24	10,502,061
1,576,000(a)	Goldman Sachs Group, Inc., 6.153% (SOFR + 79 bps), 12/9/26	1,577,093
7,084,000(a)	Goldman Sachs Group, Inc., 6.181% (SOFR + 81 bps), 3/9/27	7,094,980
7,750,000(a)	HSBC Holdings Plc, 6.801% (SOFR + 143 bps), 3/10/26	7,798,802
8,700,000(a)	HSBC Holdings Plc, 6.93% (SOFR + 157 bps), 8/14/27	8,842,854
11,000,000	HSBC USA, Inc., 5.625%, 3/17/25	11,002,756
8,309,000(a)	ING Groep NV, 6.385% (SOFR + 101 bps), 4/1/27	8,333,809
20,100,000(a)	ING Groep NV, 6.924% (SOFR + 156 bps), 9/11/27	20,405,047
10,300,000(a)	ING Groep NV, 7.016% (SOFR + 164 bps), 3/28/26	10,386,005
3,227,000(a)	JPMorgan Chase & Co., 5.971% (SOFR + 60 bps), 12/10/25	3,231,841
14,055,000(a)	JPMorgan Chase & Co., 6.13% (SOFR + 77 bps), 9/22/27	14,077,711
7,780,000(a)	JPMorgan Chase & Co., 6.278% (SOFR + 92 bps), 4/22/28	7,810,264
8,980,000(a)	JPMorgan Chase & Co., 6.559% (SOFR + 120 bps), 1/23/28	9,085,570
8,667,000(a)	JPMorgan Chase & Co., 6.677% (SOFR + 132 bps), 4/26/26	8,738,641
10,000,000(a)	JPMorgan Chase Bank NA, 6.371% (SOFR + 100 bps), 12/8/26	10,135,132
17,034,000	KeyBank NA, 4.15%, 8/8/25	16,704,371
9,338,000	KeyCorp, 4.15%, 10/29/25	9,129,337
10,000,000(a)	Lloyds Banking Group Plc, 6.922% (SOFR + 156 bps), 8/7/27	10,144,761
13,841,000(a)	Lloyds Banking Group Plc, 6.934% (SOFR + 158 bps), 1/5/28	14,041,420
19,840,000(a)(c)	Macquarie Bank, Ltd., 6.26% (SOFR + 92 bps), 7/2/27 (144A)	19,867,379
14,000,000(a)	Macquarie Group, Ltd., 6.066% (SOFR + 71 bps), 10/14/25 (144A)	14,004,900
6,925,000(a)	Mitsubishi UFJ Financial Group, Inc., 6.306% (SOFR + 94 bps), 2/20/26	6,948,660
55Pioneer Multi-Asset Ultrashort Income Fund | 6/30/24

Principal Amount USD ($)		Value
	Banks — (continued)
9,512,000(a)	Mitsubishi UFJ Financial Group, Inc., 6.796% (SOFR + 144 bps), 4/17/26	$ 9,586,291
16,600,000(a)	Mitsubishi UFJ Financial Group, Inc., 7.007% (SOFR + 165 bps), 7/18/25	16,610,347
7,700,000	Mizuho Bank, Ltd., 3.60%, 9/25/24 (144A)	7,661,287
16,000,000(a)	Mizuho Financial Group, Inc., 6.327% (SOFR + 96 bps), 5/22/26	16,067,703
5,500,000(a)	Morgan Stanley, 6.318% (SOFR + 95 bps), 2/18/26	5,519,830
13,480,000(a)	Morgan Stanley, 6.374% (SOFR + 102 bps), 4/13/28	13,528,611
15,450,000(a)	Morgan Stanley Bank NA, 6.227% (SOFR + 87 bps), 5/26/28	15,460,661
10,240,000(a)	Morgan Stanley Bank NA, 6.436% (SOFR + 108 bps), 1/14/28	10,311,555
12,500,000(a)	Morgan Stanley Bank NA, 6.523% (SOFR + 117 bps), 10/30/26	12,668,282
8,000,000(a)	National Australia Bank, Ltd., 5.993% (SOFR + 62 bps), 6/11/27 (144A)	8,001,920
8,190,000(a)(c)	National Bank of Canada, 6.395% (SOFR + 103 bps), 7/2/27	8,196,880
6,400,000	National Securities Clearing Corp., 5.15%, 5/30/25 (144A)	6,384,348
6,000,000(a)	NatWest Group Plc, 6.621% (SOFR + 125 bps), 3/1/28	6,033,468
13,580,000(a)	NatWest Markets Plc, 6.262% (SOFR + 90 bps), 5/17/27 (144A)	13,587,333
17,240,000(a)	NatWest Markets Plc, 6.815% (SOFR + 145 bps), 3/22/25 (144A)	17,358,584
9,130,000(a)	Nordea Bank Abp, 6.105% (SOFR + 74 bps), 3/19/27 (144A)	9,160,472
13,703,000	PNC Bank NA, 3.875%, 4/10/25	13,502,054
8,007,000(b)	PNC Financial Services Group, Inc., 5.671% (SOFR + 109 bps), 10/28/25	7,998,183
4,620,000(a)	Royal Bank of Canada, 5.928% (SOFR + 57 bps), 4/27/26	4,629,688
4,800,000(a)	Royal Bank of Canada, 5.952% (SOFR + 59 bps), 11/2/26	4,823,614
7,600,000(a)	Royal Bank of Canada, 6.196% (SOFR + 84 bps), 4/14/25	7,629,526
15,280,000(a)	Royal Bank of Canada, 6.306% (SOFR + 95 bps), 1/19/27	15,399,994
4,000,000(b)	Santander Holdings USA, Inc., 6.124% (SOFR + 123 bps), 5/31/27	4,016,518
Pioneer Multi-Asset Ultrashort Income Fund | 6/30/2456

Schedule of Investments  |  6/30/24
(unaudited) (continued)
Principal Amount USD ($)		Value
	Banks — (continued)
10,550,000(a)	Skandinaviska Enskilda Banken AB, 6.261% (SOFR + 89 bps), 3/5/27 (144A)	$ 10,641,259
8,880,000(a)	Standard Chartered Plc, 6.299% (SOFR + 93 bps), 11/23/25 (144A)	8,888,170
23,250,000(a)	Standard Chartered Plc, 7.106% (SOFR + 174 bps), 3/30/26 (144A)	23,401,259
17,300,000(b)	State Street Corp., 5.104% (SOFR + 113 bps), 5/18/26	17,226,069
8,910,000(a)	Sumitomo Mitsui Financial Group, Inc., 6.655% (SOFR + 130 bps), 7/13/26	9,033,876
15,085,000(a)	Sumitomo Mitsui Financial Group, Inc., 6.785% (SOFR + 143 bps), 1/13/26	15,315,443
18,540,000(a)	Sumitomo Mitsui Trust Bank, Ltd., 6.489% (SOFR + 112 bps), 3/9/26 (144A)	18,727,434
3,835,000(a)	Sumitomo Mitsui Trust Bank, Ltd., 6.522% (SOFR + 115 bps), 9/14/26 (144A)	3,880,763
8,500,000(a)	Swedbank AB, 6.264% (SOFR + 91 bps), 4/4/25 (144A)	8,530,506
8,840,000(a)	Swedbank AB, 6.744% (SOFR + 138 bps), 6/15/26 (144A)	8,988,424
11,667,000(a)	Toronto-Dominion Bank, 5.961% (SOFR + 59 bps), 9/10/26	11,673,632
13,230,000(a)	Toronto-Dominion Bank, 6.084% (SOFR + 73 bps), 4/5/27	13,265,524
4,000,000(a)	Toronto-Dominion Bank, 6.435% (SOFR + 108 bps), 7/17/26	4,041,080
4,000,000	Truist Financial Corp., 2.50%, 8/1/24	3,987,209
11,000,000(b)	Truist Financial Corp., 5.90% (SOFR + 163 bps), 10/28/26	11,027,554
10,150,000	U.S. Bancorp., 2.40%, 7/30/24	10,121,819
7,500,000(a)	UBS AG, 5.81% (SOFR + 45 bps), 8/9/24 (144A)	7,500,900
18,700,000(a)	UBS AG, 6.302% (SOFR + 93 bps), 9/11/25	18,823,610
14,110,000(a)	UBS Group AG, 6.94% (SOFR + 158 bps), 5/12/26 (144A)	14,227,044
4,400,000	US Bank NA, 2.80%, 1/27/25	4,329,963
13,400,000(a)	Wells Fargo & Co., 6.428% (SOFR + 107 bps), 4/22/28	13,465,486
9,500,000(a)	Wells Fargo & Co., 6.68% (SOFR + 132 bps), 4/25/26	9,571,466
57Pioneer Multi-Asset Ultrashort Income Fund | 6/30/24

Principal Amount USD ($)		Value
	Banks — (continued)
12,760,000(a)	Wells Fargo Bank NA, 6.424% (SOFR + 106 bps), 8/7/26	$ 12,894,895
10,000,000(a)	Wells Fargo Bank NA, 6.442% (SOFR + 107 bps), 12/11/26	10,120,474
	Total Banks	$1,102,899,964

	Building Materials — 0.2%
12,861,000	Owens Corning, 4.20%, 12/1/24	$ 12,773,562
	Total Building Materials	$12,773,562

	Commercial Services — 0.0%†
740,000	Element Fleet Management Corp., 6.271%, 6/26/26 (144A)	$ 748,659
	Total Commercial Services	$748,659

	Diversified Financial Services — 3.2%
17,000,000	AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 6.50%, 7/15/25	$ 17,130,006
13,500,000	Air Lease Corp., 3.375%, 7/1/25	13,191,466
6,320,000	Air Lease Corp., 5.30%, 6/25/26	6,297,832
12,400,000	Ally Financial, Inc., 4.625%, 3/30/25	12,284,826
10,100,000(b)	American Express Co., 4.99% (SOFR + 100 bps), 5/1/26	10,041,326
17,600,000(a)	American Express Co., 6.331% (SOFR + 97 bps), 7/28/27	17,683,196
11,800,000(a)	American Express Co., 6.708% (SOFR + 135 bps), 10/30/26	11,924,023
14,000,000	Avolon Holdings Funding, Ltd., 4.375%, 5/1/26 (144A)	13,618,318
10,000,000	Capital One Financial Corp., 4.25%, 4/30/25	9,878,665
17,000,000(b)	Capital One Financial Corp., 4.985% (SOFR + 216 bps), 7/24/26	16,852,204
3,350,000	Charles Schwab Corp., 4.20%, 3/24/25	3,316,480
15,791,000(a)	Charles Schwab Corp., 6.421% (SOFR + 105 bps), 3/3/27	15,942,594
13,910,000	Jefferies Financial Group, Inc., 6.05%, 3/12/25	13,900,792
23,260,000(a)(c)	Nomura Holdings, Inc., 6.59% (SOFR + 125 bps), 7/2/27	23,376,300
	Total Diversified Financial Services	$185,438,028

	Electric — 0.6%
6,864,000(d)	Algonquin Power & Utilities Corp., 5.365%, 6/15/26	$ 6,830,738
8,660,000	EDP Finance BV, 3.625%, 7/15/24 (144A)	8,651,521
Pioneer Multi-Asset Ultrashort Income Fund | 6/30/2458

Schedule of Investments  |  6/30/24
(unaudited) (continued)
Principal Amount USD ($)		Value
	Electric — (continued)
9,090,000	NextEra Energy Capital Holdings, Inc., 5.749%, 9/1/25	$ 9,109,699
4,485,000	NextEra Energy Capital Holdings, Inc., 6.051%, 3/1/25	4,493,581
7,888,000	Vistra Operations Co. LLC, 5.125%, 5/13/25 (144A)	7,840,471
	Total Electric	$36,926,010

	Healthcare-Products — 0.4%
14,183,000	GE HealthCare Technologies, Inc., 5.55%, 11/15/24	$ 14,168,108
11,000,000	GE HealthCare Technologies, Inc., 5.60%, 11/15/25	11,003,691
	Total Healthcare-Products	$25,171,799

	Healthcare-Services — 0.7%
15,000,000	Aetna, Inc., 3.50%, 11/15/24	$ 14,878,074
13,000,000	Elevance Health, Inc., 3.35%, 12/1/24	12,882,161
10,000,000	HCA, Inc., 5.375%, 2/1/25	9,966,197
	Total Healthcare-Services	$37,726,432

	Insurance — 2.1%
7,750,000	Athene Global Funding, 5.684%, 2/23/26 (144A)	$ 7,767,566
8,150,000(a)	Athene Global Funding, 6.214% (SOFR + 85 bps), 5/8/26 (144A)	8,150,607
12,370,000(a)	Athene Global Funding, 6.576% (SOFR + 121 bps), 3/25/27 (144A)	12,436,566
14,499,000	Brown & Brown, Inc., 4.20%, 9/15/24	14,438,239
21,200,000(a)	MassMutual Global Funding II, 6.093% (SOFR + 74 bps), 4/9/27 (144A)	21,243,699
3,000,000(a)	MassMutual Global Funding II, 6.128% (SOFR + 77 bps), 1/29/27 (144A)	3,009,629
9,900,000(a)	Metropolitan Life Global Funding I, 6.064% (SOFR + 70 bps), 6/11/27 (144A)	9,928,487
16,200,000(a)	Pacific Life Global Funding II, 6.212% (SOFR + 85 bps), 2/5/27 (144A)	16,258,702
5,400,000(a)	Principal Life Global Funding II, 5.743% (SOFR + 38 bps), 8/23/24 (144A)	5,401,276
10,800,000(a)	Protective Life Global Funding, 6.054% (SOFR + 70 bps), 4/10/26 (144A)	10,809,716
9,030,000(a)	Protective Life Global Funding, 6.356% (SOFR + 98 bps), 3/28/25 (144A)	9,073,597
	Total Insurance	$118,518,084

59Pioneer Multi-Asset Ultrashort Income Fund | 6/30/24

Principal Amount USD ($)		Value
	Internet — 0.1%
3,966,000	Expedia Group, Inc., 6.25%, 5/1/25 (144A)	$ 3,972,330
	Total Internet	$3,972,330

	Mining — 0.6%
4,170,000	Anglo American Capital Plc, 3.625%, 9/11/24 (144A)	$ 4,149,329
13,200,000(a)	Glencore Funding LLC, 6.413% (SOFR + 106 bps), 4/4/27 (144A)	13,200,223
14,900,000	Newmont Corp./Newcrest Finance Pty, Ltd., 5.30%, 3/15/26 (144A)	14,895,030
	Total Mining	$32,244,582

	Pipelines — 1.1%
20,020,000	Energy Transfer LP, 4.75%, 1/15/26	$ 19,776,316
16,600,000	Kinder Morgan Energy Partners LP, 4.25%, 9/1/24	16,550,444
13,000,000	MPLX LP, 4.00%, 2/15/25	12,859,172
10,976,000	ONEOK, Inc., 5.85%, 1/15/26	11,031,790
3,021,000	Sabine Pass Liquefaction LLC, 5.625%, 3/1/25	3,014,804
2,057,000	Spectra Energy Partners LP, 3.50%, 3/15/25	2,026,003
	Total Pipelines	$65,258,529

	Semiconductors — 0.1%
4,010,000	Microchip Technology, Inc., 0.983%, 9/1/24	$ 3,976,017
	Total Semiconductors	$3,976,017

	Telecommunications — 0.0%†
2,162,000	T-Mobile USA, Inc., 3.50%, 4/15/25	$ 2,125,585
	Total Telecommunications	$2,125,585

	Trucking & Leasing — 0.2%
4,110,000	Penske Truck Leasing Co. LP/PTL Finance Corp., 4.00%, 7/15/25 (144A)	$ 4,038,991
5,645,000	Penske Truck Leasing Co. LP/PTL Finance Corp., 5.75%, 5/24/26 (144A)	5,658,614
	Total Trucking & Leasing	$9,697,605

	Total Corporate Bonds (Cost $1,844,607,870)	$1,852,147,433

	Insurance-Linked Securities — 1.1% of Net Assets#
	Event Linked Bonds — 0.9%
	Earthquakes – California — 0.0%†
2,000,000(a)	Phoenician Re, 8.253%, (3 Month U.S. Treasury Bill + 290 bps), 12/14/24 (144A)	$ 1,983,000
Pioneer Multi-Asset Ultrashort Income Fund | 6/30/2460

Schedule of Investments  |  6/30/24
(unaudited) (continued)
Principal Amount USD ($)		Value
	Earthquakes – California — (continued)
500,000(a)	Torrey Pines Re, 11.355%, (1 Month U.S. Treasury Bill + 600 bps), 6/7/27 (144A)	$ 501,650
250,000(a)	Torrey Pines Re, 12.605%, (1 Month U.S. Treasury Bill + 725 bps), 6/7/27 (144A)	250,550
		$2,735,200

	Earthquakes – U.S. & Canada — 0.0%†
2,500,000(a)	Acorn Re, 7.855%, (3 Month U.S. Treasury Bill + 250 bps), 11/7/24 (144A)	$ 2,478,000
	Flood – U.S. — 0.0%†
1,500,000(a)	FloodSmart Re, 17.185%, (3 Month U.S. Treasury Bill + 1,183 bps), 2/25/25 (144A)	$ 1,439,700
	Multiperil – U.S. — 0.4%
750,000(a)	Caelus Re V, 5.455%, (3 Month U.S. Treasury Bill + 10 bps), 6/9/25 (144A)	$ 75
500,000(a)	Caelus Re V, 5.855%, (3 Month U.S. Treasury Bill + 50 bps), 6/9/25 (144A)	350,000
2,000,000(a)	Four Lakes Re, 9.745%, (3 Month U.S. Treasury Bill + 439 bps), 1/7/25 (144A)	1,959,000
500,000(a)	Herbie Re, 12.085%, (3 Month U.S. Treasury Bill + 673 bps), 1/8/25 (144A)	477,200
5,000,000(a)	Matterhorn Re, 10.625%, (SOFR + 525 bps), 3/24/25 (144A)	4,801,500
2,000,000(a)	Matterhorn Re, 13.125%, (SOFR + 775 bps), 3/24/25 (144A)	1,913,400
5,000,000(a)	Residential Re, 11.405%, (3 Month U.S. Treasury Bill + 605 bps), 12/6/25 (144A)	4,507,500
1,500,000(a)	Residential Re, 11.645%, (3 Month U.S. Treasury Bill + 629 bps), 12/6/24 (144A)	1,433,700
2,750,000(a)	Sanders Re II, 8.355%, (3 Month U.S. Treasury Bill + 300 bps), 4/7/25 (144A)	2,699,125
3,000,000(a)	Sanders Re II, 8.605%, (3 Month U.S. Treasury Bill + 325 bps), 4/7/25 (144A)	2,889,000
3,000,000(a)	Sanders Re III, 8.765%, (3 Month U.S. Treasury Bill + 341 bps), 4/7/26 (144A)	2,885,400
1,000,000(a)	Sussex Re, 13.715%, (3 Month U.S. Treasury Bill + 836 bps), 1/8/25 (144A)	957,000
		$24,872,900

	Multiperil – U.S. & Canada — 0.1%
250,000(a)	Matterhorn Re, 11.122%, (SOFR + 575 bps), 12/8/25 (144A)	$ 217,900
61Pioneer Multi-Asset Ultrashort Income Fund | 6/30/24

Principal Amount USD ($)		Value
	Multiperil – U.S. & Canada — (continued)
1,000,000(a)	Mona Lisa Re, 12.355%, (3 Month U.S. Treasury Bill + 700 bps), 7/8/25 (144A)	$ 961,800
4,000,000(a)	Mystic Re IV, 11.455%, (3 Month U.S. Treasury Bill + 610 bps), 1/8/25 (144A)	3,879,200
		$5,058,900

	Multiperil – U.S. Regional — 0.1%
1,000,000(a)	Kilimanjaro III Re, 10.605%, (3 Month U.S. Treasury Bill + 585 bps), 6/25/25 (144A)	$ 989,500
3,500,000(a)	Long Point Re IV, 9.605%, (3 Month U.S. Treasury Bill + 425 bps), 6/1/26 (144A)	3,490,550
245,762(a)	Matterhorn Re, 1.50%, (3 Month U.S. Treasury Bill + 150 bps), 1/8/27 (144A)	204,007
		$4,684,057

	Windstorm – Florida — 0.1%
2,000,000(a)	Integrity Re, 12.425%, (3 Month U.S. Treasury Bill + 683 bps), 6/6/25 (144A)	$ 1,100,000
2,200,000(a)	Merna Re II, 10.865%, (3 Month U.S. Treasury Bill + 551 bps), 7/8/24 (144A)	2,193,400
		$3,293,400

	Windstorm – North Carolina — 0.1%
3,000,000(a)	Cape Lookout Re, 14.945%, (3 Month U.S. Treasury Bill + 959 bps), 3/28/25 (144A)	$ 2,916,900
	Windstorm – U.S. — 0.0%†
2,000,000(a)	Bonanza Re, 10.265%, (3 Month U.S. Treasury Bill + 491 bps), 12/23/24 (144A)	$ 1,930,000
250,000(a)	Bonanza Re, 10.975%, (3 Month U.S. Treasury Bill + 562 bps), 3/16/25 (144A)	235,850
		$2,165,850

	Windstorm – U.S. Regional — 0.1%
2,500,000(a)	Citrus Re, 10.415%, (3 Month U.S. Treasury Bill + 506 bps), 6/7/25 (144A)	$ 2,480,250
1,000,000(a)	Commonwealth Re, 8.893%, (3 Month U.S. Treasury Bill + 376 bps), 7/8/25 (144A)	996,200
		$3,476,450

	Total Event Linked Bonds	$53,121,357

Pioneer Multi-Asset Ultrashort Income Fund | 6/30/2462

Schedule of Investments  |  6/30/24
(unaudited) (continued)
Face Amount USD ($)		Value
	Collateralized Reinsurance — 0.1%
	Earthquakes – California — 0.1%
2,980,000(g)(h)+	Adare Re 2022-2, 9/30/28	$ 3,000,488
	Multiperil – U.S. — 0.0%†
2,088,182(h)+	Ballybunion Re 2022, 12/31/27	$ —
	Multiperil – Worldwide — 0.0%†
1,000,000(g)(h)+	Cypress Re 2017, 1/31/25	$ 100
	Windstorm – Florida — 0.0%†
2,000,000(g)(h)+	Formby Re 2018, 2/28/25	$ —
800,000(g)(h)+	Portrush Re 2017, 6/16/25	80
		$80

	Total Collateralized Reinsurance	$3,000,668

	Reinsurance Sidecars — 0.1%
	Multiperil – U.S. — 0.0%†
2,000,000(g)(i)+	Harambee Re 2018, 12/31/24	$ —
4,000,000(g)(i)+	Harambee Re 2019, 12/31/24	8,000
		$8,000

	Multiperil – Worldwide — 0.1%
4,000,000(g)(i)+	Alturas Re 2021-3, 7/31/25	$ 179,600
421,041(g)(i)+	Alturas Re 2022-2, 12/31/27	33,178
3,000,000(g)(h)+	Gleneagles Re 2022, 12/31/27	1,175,820
2,118,314(g)(h)+	Gullane Re 2018, 12/31/24	—
2,744,544(g)(i)+	Lorenz Re 2019, 6/30/25	24,975
4,000,000(g)(h)+	Merion Re 2022-2, 12/31/27	3,792,446
4,000,000(g)(h)+	Pangaea Re 2021-3, 7/1/25	140,000
3,500,000(i)+	Thopas Re 2022, 12/31/27	—
4,000,000(i)+	Torricelli Re 2021, 7/31/25	36,400
4,000,000(i)+	Torricelli Re 2022, 6/30/28	40,800
750,000(g)(i)+	Viribus Re 2018, 12/31/24	—
2,500,000(g)(i)+	Viribus Re 2019, 12/31/24	—
809,418(g)(h)+	Woburn Re 2019, 12/31/24	111,417
		$5,534,636

	Total Reinsurance Sidecars	$5,542,636

	Total Insurance-Linked Securities (Cost $66,270,288)	$61,664,661

63Pioneer Multi-Asset Ultrashort Income Fund | 6/30/24

Principal Amount USD ($)		Value
	U.S. Government and Agency Obligations — 5.9% of Net Assets
8,430,979	Federal Home Loan Mortgage Corp., 6.000%, 8/1/53	$ 8,489,867
1,108(a)	Federal Home Loan Mortgage Corp., 6.250%, (1 year Refinitiv USD IBOR Consumer Cash Fallbacks + 200 bps), 11/1/33	1,121
12,770,235	Federal Home Loan Mortgage Corp., 6.500%, 4/1/54	13,029,130
20,077,006	Federal Home Loan Mortgage Corp., 6.500%, 5/1/54	20,495,161
17,711,543	Federal Home Loan Mortgage Corp., 6.500%, 5/1/54	18,086,483
1,979,850	Federal National Mortgage Association, 3.000%, 3/1/47	1,749,441
3,147(a)	Federal National Mortgage Association, 5.954%, (1 year Refinitiv USD IBOR Consumer Cash Fallbacks + 167 bps), 1/1/48	3,169
6,467,589	Federal National Mortgage Association, 6.000%, 5/1/53	6,521,843
57,000,000	Federal National Mortgage Association, 6.000%, 7/1/54 (TBA)	57,158,086
3,295(a)	Federal National Mortgage Association, 6.191%, (1 Year CMT Index + 210 bps), 9/1/32	3,290
1,176(a)	Federal National Mortgage Association, 6.230%, (1 Year CMT Index + 211 bps), 10/1/32	1,171
4,716(a)	Federal National Mortgage Association, 6.295%, (1 Year CMT Index + 217 bps), 2/1/34	4,769
17,407,891	Federal National Mortgage Association, 6.500%, 12/1/53	17,770,445
14,316,091	Federal National Mortgage Association, 6.500%, 3/1/54	14,572,381
8,708,294	Federal National Mortgage Association, 6.500%, 4/1/54	8,884,842
19,055,664	Federal National Mortgage Association, 6.500%, 6/1/54	19,431,798
150,000,000(j)	U.S. Treasury Bills, 7/11/24	149,781,180
	Total U.S. Government and Agency Obligations (Cost $336,333,320)	$335,984,177

Pioneer Multi-Asset Ultrashort Income Fund | 6/30/2464

Schedule of Investments  |  6/30/24
(unaudited) (continued)
Principal Amount USD ($)		Value

	SHORT TERM INVESTMENTS — 13.9% of Net Assets
	Repurchase Agreements — 5.1%
130,000,000	Bank of America, 5.32%, dated 6/28/2024,
to be purchased on 7/1/2024 for $130,057,633,
collateralized by the following:
$1,648,499, Federal Home Loan Mortgage Corporation,
3.85%–4.40%, 12/1/2030-1/1/2053,
$41,555,803, Federal National Mortgage Association,
3.37%-5.78%, 2/1/2032-4/1/2038,
$89,394,638, Government National Mortgage Association,
	2.50%-6.00%, 3/20/2031- 6/20/2052	$ 130,000,000
51,700,000	Scotia Capital Inc., 5.32%, dated 6/28/2024, to be purchased on 7/1/2024 for $51,722,920, collateralized by the following: $416, Federal Home Loan Mortgage Corporation, 4.00%, 6/1/2047, $53,078, Federal National Mortgage Association, 4.50%-7.00%, 12/1/2048- 6/1/2054, $52,703,927, U.S. Treasury Note, 4.50%, 5/31/2029	51,700,000
44,690,000	RBC Dominion Securities Inc., 5.31%, dated 6/28/2024, to be purchased on 7/1/2024 for $44,709,775, collateralized by the following: $ 817, Federal Home Loan Mortgage Corporation, 4.00%, 6/1/2052, $7,031,520, U.S. Treasury Bill, 0.00%, 7/9/2024- 7/30/2024, $4,537,867, U.S. Treasury Note, 3.88%, 12/31/2029, $ 34,021,460, U.S. Treasury Floating Rate Note, 5.34%-5.45%, 7/31/2024- 10/31/2024	44,690,000
65Pioneer Multi-Asset Ultrashort Income Fund | 6/30/24

Principal Amount USD ($)		Value
	Repurchase Agreements — (continued)
32,345,000	Toronto-Dominion Bank, 5.33%, dated 6/28/2024, to be purchased on 7/1/2024 for $32,359,366, collateralized by the following: $32,991,900, Government National Mortgage Association, 6.00%, 7/20/2053	$ 32,345,000
32,345,000	Toronto-Dominion Bank, 5.32%, dated 6/28/2024, to be purchased on 7/1/2024 for $32,359,339, collateralized by the following: $32,991,967, U.S. Treasury Note, 0.63%-4.38%, 8/31/2024- 8/15/2030	32,345,000
		$291,080,000

	Commercial Paper — 5.3% of Net Assets
5,300,000(k)	Centerpoint Energy, Inc., 5.382%, 7/1/24	$ 5,297,622
6,500,000(k)	Commonwealth Edison Company, 5.362%, 7/1/24	6,497,030
27,500,000(k)	Consolidated Edison Company of New York, Inc., 5.406%, 7/2/24	27,483,421
20,300,000(k)	Duke Energy Carolinas LLC, 5.352%, 7/1/24	20,290,824
27,500,000(k)	Enbridge US, Inc., 5.501%, 7/3/24	27,478,889
19,730,000(k)	Enterprise Products Operating LLC, 5.438%, 7/8/24	19,700,148
3,600,000(k)	ERP Operating Limited Partnership, 5.456%, 7/3/24	3,597,286
15,000,000(k)	Eversource, 5.556%, 7/1/24	14,992,860
22,000,000(k)	Jabil, Inc., 5.873%, 7/1/24	21,988,880
27,500,000(k)	Marsh & McLennan Co., Inc., 5.486%, 7/2/24	27,483,421
22,300,000(k)	O'Reilly Automotive, Inc., 5.471%, 7/8/24	22,266,283
4,500,000(k)	Penske Truck Leasing Co. LP/PTL Finance Corp., 5.402%, 7/1/24	4,497,936
45,000,000(k)	Prudential Funding Corp., 5.326%, 7/3/24	44,966,786
17,000,000(k)	Sonoco Products Co., 5.402%, 7/1/24	16,992,180
14,100,000(k)	The Sherwin-Williams Company, 5.409%, 7/2/24	14,091,506
8,700,000(k)	UDR, Inc., 5.501%, 7/9/24	8,685,506
18,000,000(k)	UDR, Inc., 5.490%, 7/10/24	17,967,251
	Total Commercial Paper (Cost $304,417,016)	$304,277,829

Pioneer Multi-Asset Ultrashort Income Fund | 6/30/2466

Schedule of Investments  |  6/30/24
(unaudited) (continued)
Shares		Value
	Open-End Fund — 3.5%
202,617,278(l)	Dreyfus Government Cash Management, Institutional Shares, 5.19%	$ 202,617,278
		$202,617,278

	TOTAL SHORT TERM INVESTMENTS (Cost $798,114,294)	$797,975,107

	TOTAL INVESTMENTS IN UNAFFILIATED ISSUERS — 101.9% (Cost $5,849,423,832)	$5,833,220,574
	OTHER ASSETS AND LIABILITIES — (1.9)%	$(109,524,757)
	net assets — 100.0%	$5,723,695,817

(TBA)	“To Be Announced” Securities.
bps	Basis Points.
CMT	Constant Maturity Treasury Index.
IBOR	Interbank Offered Rate.
LIBOR	London Interbank Offered Rate.
PRIME	U.S. Federal Funds Rate.
REIT	Real Estate Investment Trust.
REMICs	Real Estate Mortgage Investment Conduits.
SOFR	Secured Overnight Financing Rate.
SOFR30A	Secured Overnight Financing Rate 30 Day Average.
STRIPS	Separate Trading of Registered Interest and Principal of Securities.
(144A)	The resale of such security is exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold normally to qualified institutional buyers. At June 30, 2024, the value of these securities amounted to $3,252,595,887, or 56.8% of net assets.
(a)	Floating rate note. Coupon rate, reference index and spread shown at June 30, 2024.
(b)	The interest rate is subject to change periodically. The interest rate and/or reference index and spread shown at June 30, 2024.
(c)	Securities purchased on a when-issued basis. Rates do not take effect until settlement date.
(d)	Debt obligation initially issued at one coupon which converts to a higher coupon at a speciﬁc date. The rate shown is the rate at June 30, 2024.
(e)	Security represents the interest-only portion payments on a pool of underlying mortgages or mortgage-backed securities.
(f)	Security is in default.
(g)	Non-income producing security.
(h)	Issued as participation notes.
67Pioneer Multi-Asset Ultrashort Income Fund | 6/30/24

(i)	Issued as preference shares.
(j)	Security issued with a zero coupon. Income is recognized through accretion of discount.
(k)	Rate shown represents yield-to-maturity.
(l)	Rate periodically changes. Rate disclosed is the 7-day yield at June 30, 2024.
*	Senior secured ﬂoating rate loan interests in which the Fund invests generally pay interest at rates that are periodically re-determined by reference to a base lending rate plus a premium. These base lending rates are generally (i) the lending rate offered by one or more major European banks, such as LIBOR or SOFR, (ii) the prime rate offered by one or more major United States banks, (iii) the rate of a certiﬁcate of deposit or (iv) other base lending rates used by commercial lenders. The interest rate shown is the rate accruing at June 30, 2024.
+	Security is valued using significant unobservable inputs (Level 3).
†	Amount rounds to less than 0.1%.
#	Securities are restricted as to resale.
Restricted Securities	Acquisition date	Cost	Value
Acorn Re	10/25/2021	$2,500,000	$2,478,000
Adare Re 2022-2	10/20/2022	2,671,747	3,000,488
Alturas Re 2021-3	7/1/2021	418,041	179,600
Alturas Re 2022-2	1/6/2022	11,556	33,178
Ballybunion Re 2022	3/9/2022	—	—
Bonanza Re	12/15/2020	2,000,000	1,930,000
Bonanza Re	3/11/2022	250,000	235,850
Caelus Re V	5/4/2018	500,000	350,000
Caelus Re V	5/4/2018	750,000	75
Cape Lookout Re	3/16/2022	3,000,000	2,916,900
Citrus Re	4/11/2022	2,500,000	2,480,250
Commonwealth Re	6/15/2022	1,000,000	996,200
Cypress Re 2017	1/24/2017	3,361	100
FloodSmart Re	2/14/2022	1,500,000	1,439,700
Formby Re 2018	7/9/2018	6,214	—
Four Lakes Re	12/15/2021	2,000,000	1,959,000
Gleneagles Re 2022	1/18/2022	1,252,904	1,175,820
Gullane Re 2018	3/26/2018	—	—
Harambee Re 2018	12/19/2017	42,461	—
Harambee Re 2019	12/20/2018	—	8,000
Herbie Re	10/19/2020	500,000	477,200
Integrity Re	5/9/2022	2,000,000	1,100,000
Kilimanjaro III Re	6/15/2022	1,000,000	989,500
Long Point Re IV	5/13/2022	3,500,000	3,490,550
Lorenz Re 2019	6/26/2019	447,104	24,975
Matterhorn Re	6/5/2020	245,762	204,007
Matterhorn Re	12/15/2021	250,000	217,900
Matterhorn Re	3/10/2022	5,000,000	4,801,500
Pioneer Multi-Asset Ultrashort Income Fund | 6/30/2468

Schedule of Investments  |  6/30/24
(unaudited) (continued)
Restricted Securities	Acquisition date	Cost	Value
Matterhorn Re	3/10/2022	$2,000,000	$1,913,400
Merion Re 2022-2	2/22/2022	4,000,000	3,792,446
Merna Re II	6/8/2021	2,200,000	2,193,400
Mona Lisa Re	6/22/2021	1,000,000	961,800
Mystic Re IV	6/9/2021	4,000,000	3,879,200
Pangaea Re 2021-3	6/17/2021	—	140,000
Phoenician Re	12/1/2021	2,000,000	1,983,000
Portrush Re 2017	6/12/2017	613,588	80
Residential Re	10/30/2020	1,500,000	1,433,700
Residential Re	10/28/2021	5,000,000	4,507,500
Sanders Re II	5/24/2021	3,000,000	2,889,000
Sanders Re II	11/23/2021	2,752,500	2,699,125
Sanders Re III	3/22/2022	3,000,000	2,885,400
Sussex Re	12/7/2020	1,000,000	957,000
Thopas Re 2022	2/7/2022	—	—
Torrey Pines Re	5/17/2024	500,000	501,650
Torrey Pines Re	5/17/2024	250,000	250,550
Torricelli Re 2021	7/1/2021	—	36,400
Torricelli Re 2022	7/26/2022	—	40,800
Viribus Re 2018	12/22/2017	12,441	—
Viribus Re 2019	12/27/2018	—	—
Woburn Re 2019	1/30/2019	92,609	111,417
Total Restricted Securities			$61,664,661
% of Net assets			1.1%
FUTURES CONTRACTS
FIXED INCOME INDEX FUTURES CONTRACTS
Number of Contracts Short	Description	Expiration Date	Notional Amount	Market Value	Unrealized (Depreciation)
137	U.S. 2 Year Note (CBT)	9/30/24	$(27,927,426)	$(27,977,969)	$(50,543)
116	U.S. 5 Year Note (CBT)	9/30/24	(12,283,938)	(12,363,063)	(79,125)
60	U.S. 10 Year Ultra Bond (CBT)	9/19/24	(6,740,471)	(6,811,875)	(71,404)
17	U.S. Long Bond (CBT)	9/19/24	(1,988,072)	(2,011,312)	(23,240)
			$(48,939,907)	$(49,164,219)	$(224,312)
TOTAL FUTURES CONTRACTS			$(48,939,907)	$(49,164,219)	$(224,312)
CBT	Chicago Board of Trade.
69Pioneer Multi-Asset Ultrashort Income Fund | 6/30/24

Principal amounts are denominated in U.S. dollars (“USD”) unless otherwise noted.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels below.
Level 1	–	unadjusted quoted prices in active markets for identical securities.
Level 2	–	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
Level 3	–	significant unobservable inputs (including the Adviser’s own assumptions in determining fair value of investments).
The following is a summary of the inputs used as of June 30, 2024 in valuing the Fund’s investments:
	Level 1	Level 2	Level 3	Total
Senior Secured Floating Rate Loan Interests	$—	$121,743,996	$—	$121,743,996
Asset Backed Securities	—	1,728,605,520	2,997,156	1,731,602,676
Collateralized Mortgage Obligations	—	542,800,013	—	542,800,013
Commercial Mortgage-Backed Securities	—	389,302,511	—	389,302,511
Corporate Bonds	—	1,852,147,433	—	1,852,147,433
Insurance-Linked Securities
Collateralized Reinsurance
Earthquakes – California	—	—	3,000,488	3,000,488
Multiperil – U.S.	—	—	—*	—*
Multiperil – Worldwide	—	—	100	100
Windstorm – Florida	—	—	80	80
Reinsurance Sidecars
Multiperil – U.S.	—	—	8,000	8,000
Multiperil – Worldwide	—	—	5,534,636	5,534,636
All Other Insurance-Linked Securities	—	53,121,357	—	53,121,357
U.S. Government and Agency Obligations	—	335,984,177	—	335,984,177
Repurchase Agreements	—	291,080,000	—	291,080,000
Commercial Paper	—	304,277,829	—	304,277,829
Open-End Fund	202,617,278	—	—	202,617,278
Total Investments in Securities	$202,617,278	$5,619,062,836	$11,540,460	$5,833,220,574
Pioneer Multi-Asset Ultrashort Income Fund | 6/30/2470

Schedule of Investments  |  6/30/24
(unaudited) (continued)
	Level 1	Level 2	Level 3	Total
Other Financial Instruments
Net unrealized depreciation on futures contracts	$(224,312)	$—	$—	$(224,312)
Total Other Financial Instruments	$(224,312)	$—	$—	$(224,312)
*	Securities valued at $0.
During the period ended June 30, 2024, there were no transfers in or out of Level 3.
71Pioneer Multi-Asset Ultrashort Income Fund | 6/30/24